  TCW Galileo Funds, Inc.
--------------------------------------------------------------------------------
  U.S. Equities

Table of Contents                                              October 31, 1999

Letter To Shareholders......................................................   1

Management Discussions......................................................   2

Schedules of Investments:

  TCW Galileo Aggressive Growth Equities Fund...............................  15

  TCW Galileo Convertible Securities Fund...................................  18

  TCW Galileo Earnings Momentum Fund........................................  22

  TCW Galileo Large Cap Growth Fund.........................................  25

  TCW Galileo Large Cap Value Fund..........................................  27

  TCW Galileo Select Equities Fund..........................................  31

  TCW Galileo Small Cap Growth Fund.........................................  33

  TCW Galileo Value Opportunities Fund......................................  37

Statements of Assets and Liabilities........................................  40

Statements of Operations....................................................  42

Statements of Changes in Net Assets.........................................  44

Notes to Financial Statements...............................................  48

Financial Highlights........................................................  60

Independent Auditors' Report................................................  73

Tax Information Notice......................................................  74

[LOGO] TCW GALILEO FUNDS INC.
THE POWER OF INDEPENDENT THINKING(TM)

                                                [LOGO OF TCW GALILEO FUNDS INC.]
--------------------------------------------------------------------------------
To Our Shareholders

We are pleased to submit the October 31, 1999 Annual Reports for the TCW Gali-leo Funds. In this report we have incorporated a discussion and analysis of how each Fund's performance over the last year has compared to the benchmark as well as a graphical analysis of each Fund's performance since inception.

TCW is committed to providing you with superior professional investment manage-ment and distinctive personal service through the TCW Galileo Funds. On March 1, 1999, we created an additional class of shares (N class) on nine of our Gal-ileo Funds.

Now individuals can purchase our Select Equities Fund, Aggressive Growth Equities Fund, Large Cap Growth Fund, Large Cap Value Fund, Small Cap Growth Fund, European Equities Fund, Core Fixed Income Fund, High Yield Bond Fund or Total Return Mortgage-Backed Securities Fund with a low initial investment of $2,000. The Galileo Mutual Funds continue to provide our clients with targeted investment strategies featuring daily liquidity, competitive management fees and no front end loads, or deferred sales charges.

Please call our Shareholder Services Department at (800) FUND-TCW [(800) 386-3829] if you have any questions or would like further information on the TCW Galileo Funds.

/s/ Marc I. Stern

Marc I. Stern
Chairman of the Board
December 6, 1999

 TCW Galileo Aggressive Growth Equities Fund

--------------------------------------------------------------------------------
Management Discussions

The TCW Galileo Aggressive Growth Equities Fund (the "Fund") achieved a return of 121.34% for the fiscal year ended October 31, 1999 for its Institutional ("I") Class Shares. During the same period of time, the S&P 400 Mid Cap Index appreciated 21.07% resulting in a 100.27% out-performance for the year. For the Advisory ("N") Class shares the performance for the period March 1, 1999 (Commencement of offering Advisory Class shares) through October 31, 1999 was 38.58% versus the benchmark return of 12.97%. The performance of the Fund's two classes varies because of timing and differing expenses. More important are our long-term returns. We have compounded an annualized fund return of 39.28% per year since inception versus the benchmark return of 19.71%.

The past year proved to have the most ideal conditions for the success of our strategy. The U.S. economy continued its inflation-free growth; there was a lack of foreign turmoil and political instability and the interest rate envi-ronment was relatively benign. While the Fund has now enjoyed a remarkable run, we would like to caution that these external conditions that were so positive for our performance will not always be repeated.

As in the past, most of our performance was driven by superior stock selection. We continued to benefit from large positions in our Internet holdings including Yahoo!, EBAY and E*TRADE. In addition, we made some successful investments in companies which are enabling the continued growth of the Internet such as VeriSign, Juniper Networks and Vignette. At the same time, we had success investing in more traditional companies such as Best Buy, a consumer electronics retailer, Univision, the leading Spanish language broadcaster in the U.S., and Biogen, an emerging pharmaceutical company.

Looking forward, we continue to be optimistic regarding the revolution in communications being driven by the Internet. Not only will web usage continue to grow on the personal computer, there are a whole slew of access devices which will be delivering digital, interactive content going forward. Examples include digital television, broadband cable networks and wireless delivery. We plan to invest in those companies which will deliver the information as well as those which produce the content customers are demanding. This paradigm will occur regardless of the economic climate and will continue to allow us to invest in the fastest growing sectors of the economy.

The Fund seeks to invest in companies whose long-term growth rate is not adequately discounted in their stock price or whose earnings potential is underestimated by Wall Street. We believe strongly that good fundamental research, such as company visits and extensive financial modeling, can uncover investment ideas which fit our high growth profile. Our strategy is to own these companies over a long period of time as long as they continue to prove their ability to grow at above average rates. This is a time-tested, albeit volatile strategy, that has consistently rewarded long-term investors with superior capital appreciation.

                                                [LOGO OF TCW GALILEO FUNDS INC.]
--------------------------------------------------------------------------------


TCW Galileo Aggressive Growth Equities Fund - I Class

         [PERFORMANCE GRAPH APPEARS HERE]

     Average Annualized Total Return /(1)/
1-Year    3-Year     5-Year     Since Inception
121.34%   39.80%     39.28%         39.28%

INITIAL VALUE: $250,000

YEAR        MONTH        FUND          INDEX
----        -----        ----          -----
1994        NOV        243,427.50    238,727.09
            DEC        256,049.22    240,916.61
1995        JAN        252,459.41    243,422.67
            FEB        264,809.72    256,181.63
            MAR        276,270.68    260,622.21
            APR        274,480.45    265,854.17
            MAY        278,207.90    272,273.22
            JUN        305,169.02    283,361.47
            JUL        337,983.85    298,142.87
            AUG        346,152.92    303,656.22
            SEP        365,551.33    311,016.14
            OCT        381,935.34    303,014.32
            NOV        396,964.49    316,248.11
            DEC        411,366.36    315,456.72
1996        JAN        417,578.00    320,037.99
            FEB        429,909.07    330,888.82
            MAR        451,959.11    334,854.56
            APR        501,010.23    345,081.07
            MAY        521,777.11    349,750.27
            JUN        497,775.36    344,500.72
            JUL        439,859.20    321,198.69
            AUG        461,772.98    339,726.00
            SEP        498,821.03    354,533.78
            OCT        479,516.65    355,562.59
            NOV        482,125.23    375,593.54
            DEC        462,295.41    376,006.82
1997        JAN        477,426.34    390,107.08
            FEB        420,550.54    390,107.08
            MAR        369,937.29    373,488.52
            APR        378,286.77    383,161.87
            MAY        435,158.40    416,650.22
            JUN        456,550.79    428,358.09
            JUL        502,466.10    470,765.54
            AUG        489,422.08    470,200.62
            SEP        531,164.89    497,237.16
            OCT        490,467.04    475,607.34
            NOV        490,986.93    482,646.33
            DEC        520,726.01    501,373.01
1998        JAN        509,769.94    491,846.92
            FEB        562,469.95    532,571.84
            MAR        603,687.75    556,590.83
            APR        611,511.54    566,720.79
            MAY        574,985.96    541,218.35
            JUN        654,817.01    544,628.03
            JUL        634,465.30    523,496.46
            AUG        499,850.80    426,073.77
            SEP        575,508.21    465,869.06
            OCT        592,203.71    507,517.75
            NOV        700,209.82    532,842.89
            DEC        850,341.80    597,220.97
1999        JAN        982,654.99    573,971.15
            FEB        945,019.30    543,912.29
            MAR      1,092,621.87    559,114.63
            APR      1,182,599.28    603,217.60
            MAY      1,104,382.16    605,829,53
            JUN      1,211,407.84    638,271.70
            JUL      1,098,504.63    624,708.43
            AUG      1,144,960.39    603,293.42
            SEP      1,170,252.56    584,669.75
            OCT      1,310,799.90    614,458.68


TCW Galileo Aggressive Growth Equities Fund - N Class

        [PERFORMANCE GRAPH APPEARS HERE]

                 Total Return/(2)/
                  Since Inception
                       38.58%

VALUE: $2,000

YEAR        MONTH          FUND         INDEX
----        -----          ----         -----
1999        MAR          2,311.14      2,055.90
            APR          2,501.55      2,218.07
            MAY          2,336.03      2,227.67
            JUN          2,562.53      2,346.97
            JUL          2,323.57      2,297.09
            AUG          2,421.88      2,218.35
            SEP          2,475.41      2,149.87
            OCT          2,771.61      2,259.40

(1) Performance data includes the performance of the predecessor limited part-nership for periods before the Fund's registration became effective. The predecessor limited partnership was not registered under the Investment Company Act of 1940, as amended ("1940 Act"), and, therefore was not sub-ject to certain investment restrictions that are imposed by the 1940 Act. If the limited partnership had been registered under the 1940 Act, the lim-ited partnership's performance may have been lower.
(2) For the period March 1, 1999 (Commencement of offering of the Advisory Class shares) through October 31, 1999.

  TCW Galileo Convertible Securities Fund

--------------------------------------------------------------------------------
Management Discussions (Continued)
The TCW Galileo Convertible Securities Fund (the "Fund") produced a return of 29.68% for the fiscal year ended October 31, 1999. The Fund outperformed the First Boston Convertible Securities Index which returned 27.04%.

During the fiscal year, the Fund benefited primarily from its holdings in the technology and media sectors. In technology, holdings in LSI Logic, Level One, Conexant Systems, Solectron, Citrix Systems and STMicroelectronics did excep-tionally well. In the media area, the Fund's large holdings in Clear Channel Communications and Time Warner added substantial performance. In addition, smaller media holdings, such as Cox Communications, Media One and Lamar Adver-tising also did well. The past year continued to be a difficult one for most basic industrial companies and the Fund's low exposure to this sector was a benefit as well.

Also during the fiscal year, the Fund has been an active participant in the convertible new issue market where there has been approximately $25 billion in issuance during 1999. Many new issues have been attractively priced and have performed well. Much of the new issuance has been rated non-investment grade and has been issued by companies in the technology and telecommunications sec-tors. The Fund's participation in many of these issues has lowered the overall credit rating, although it remains investment grade.

A major concern to investors is rising interest rates. Rates have risen signif-icantly since the beginning of the year and continue to rise during the fourth quarter. With the economy continuing to grow at a robust pace, it is our expec-tation that the Federal Reserve will increase rates during the first quarter of next year. Ultimately though, corporate earnings growth should be quite strong during the next 12 months and inflation remains in check. Therefore, while we have sold some securities which have appreciated in price significantly and in-vested the proceeds in more defensive convertibles, we remain fully invested in anticipation of a further rise in stock prices.

        [PERFORMANCE GRAPH APPEARS HERE]

Average Annualized Total Return/(1)/

1-Year     3-Year     5-Year     Since Inception
------     ------     ------     ---------------
29.68%     17.76%     16.21%         13.97%

INITIAL VALUE: $250,000

YEAR        MONTH        FUND          INDEX
----        -----        ----          -----
            SEP        294,169.10    288,655.92
            OCT        284,943.96    279,534.39
            NOV        288,343.34    284,090.80
            DEC        290,543.40    284,403.30
1990        JAN        277,268.47    273,084.05
            FEB        278,818.41    276,688.76
            MAR        283,218.16    280,922.10
            APR        276,942.05    274,657.54
            MAY        294,716.19    287,978.43
            JUN        295,541.39    287,632.85
            JUL        294,867.56    285,072.92
            AUG        280,967.50    268,652.72
            SEP        265,691.30    256,912.60
            OCT        249,391.14    247,304.06
            NOV        265,591.58    259,397.23
            DEC        272,842.23    264,818.64
1991        JAN        286,566.20    276,708.99
            FEB        306,640.16    293,228.52
            MAR        312,628.84    300,412.62
            APR        316,267.84    303,446.78
            MAY        325,268.83    312,428.81
            JUN        316,818.34    303,712.05
            JUL        329,842.74    315,253.10
            AUG        341,143.16    327,012.04
            SEP        340,068.56    326,423.42
            OCT        347,043.36    331,123.92
            NOV        341,917.53    323,143.83
            DEC        363,629.29    341,918.49
1992        JAN        368,592.83    351,799.93
            FEB        376,893.54    360,770.83
            MAR        371,944.93    358,173.28
            APR        373,380.64    362,507.18
            MAY        380,291.92    368,814.80
            JUN        377,515.78    367,118.26
            JUL        387,542.60    376,259.50
            AUG        386,015.69    373,889.07
            SEP        392,879.04    381,366.85
            OCT        394,890.59    382,282,13
            NOV        407,791.66    393,330.08
            DEC        416,591.81    402,062.01
1993        JAN        429,785.27    414,606.34
            FEB        430,103.31    416,016.01
            MAR        445,101.01    431,491.80
            APR        443,494.20    431,362.35
            MAY        453,517.17    438,911.19
            JUN        457,417.41    443,080.85
            JUL        457,874.83    447,644.58
            AUG        475,594.59    459,910.05
            SEP        479,779.82    465,107.03
            OCT        492,110.16    476,083.55
            NOV        485,658.60    468,894.69
            DEC        500,325.49    476,631.46
1994        JAN        517,436.62    490,310.78
            FEB        511,253.25    482,514.84
            MAR        487,807.18    462,828.23
            APR        479,982.75    454,404.76
            MAY        480,069.15    455,404,45
            JUN        472,296.83    450,258.38
            JUL        478,521.70    462,955.66
            AUG        492,685.94    472,075.89
            SEP        488,458.69    463,720.15
            OCT        486,363.21    467,708.14
            NOV        472,881.22    450,730.34
            DEC        466,757.41    454,155.89
1995        JAN        467,784.27    453,565.48
            FEB        478,529.28    468,397.07
            MAR        493,363.69    480,762.76
            APR        505,993.80    491,676.07
            MAY        516,316.07    506,180.52
            JUN        532,925.96    524,605.49
            JUL        554,775.92    543,228.98
            AUG        557,327.89    548,932.89
            SEP        565,392.43    557,111.99
            OCT        548,984.74    540,008.65
            NOV        569,736.36    558,800.95
            DEC        572,300.17    561,874.35
1996        JAN        583,860.64    574,291.78
            FEB        599,041.01    589,740.23
            MAR        600,358.90    594,694.04
            APR        611,801.75    608,550.42
            MAY        621,725.17    622,121.09
            JUN        610,981.76    607,376.82
            JUL        585,234.99    583,689.12
            AUG        613,478.43    605,402.36
            SEP        638,637.18    621,203.36
            OCT        631,094.87    625,054.82
            NOV        656,464.89    644,556.53
            DEC        658,276.73    639,657.90
1997        JAN        676,050.20    659,999.02
            FEB        661,569.21    656,567.03
            MAR        645,770.93    642,976.09
            APR        648,431.51    649,470.15
            MAY        680,321.37    679,540.62
            JUN        715,534.81    699.315.25
            JUL        747,111.36    737,637.73
            AUG        748,456.16    738,227.84
            SEP        785,407.44    769,381.05
            OCT        774,545.25    748,300.01
            NOV        776,582.31    743,810.21
            DEC        785,062.59    747,975.55
1998        JAN        792,434.32    747,751.15
            FEB        838,870.97    781,175.63
            MAR        865,404.46    809,376.07
            APR        863,915.97    816,579.52
            MAY        846,084.74    793,062.03
            JUN        854,257.92    797,185.95
            JUL        848,269.57    779,010.11
            AUG        745,696.82    683,425.57
            SEP        765,912.66    694,633.75
            OCT        795,369.66    719,571.10
            NOV        840,689.82    753,901.84
            DEC        883,346.42    796,949.63
1999        JAN        924,766.54    822,850.50
            FEB        896,884.82    794,297.58
            MAR        918,392.12    827,983.74
            APR        946,485.74    861,517.09
            MAY        939,264.05    853,591.13
            JUN        989,035.65    890,389.44
            JUL        977,711.20    878,636.30
            AUG        976,097.97    881,272.21
            SEP        984,189.82    883,563.52
            OCT      1,031,440.78    914,134.82

(1) Performance data includes the performance of the predecessor limited part-nership for periods before the Fund's registration became effective. The predecessor limited partnership was not registered under the Investment Company Act of 1940, as amended ("1940 Act"), and, therefore was not sub-ject to certain investment restrictions that are imposed by the 1940 Act. If the limited partnership had been registered under the 1940 Act, the lim-ited partnership's performance may have been lower.

  TCW Galileo Earnings Momentum Fund
--------------------------------------------------------------------------------


Despite the lackluster results recorded by the small cap sector of the market and a disappointing first half, performance for the TCW Galileo Earnings Momen-tum Fund (the "Fund") was very strong in the fiscal year ended October 31, 1999. For the fiscal year, the Fund gained 50.23%. This compared favorably with the 14.87% increase in the Russell 2000 Index.

The best performing industry groups for the Fund in the fiscal year were lei-sure, telecommunications, information processing and business services. Groups that penalized performance for the year were healthcare, retail, pollution con-trol and energy. What made 1999 a difficult year for many investors was the fact that few stocks outside of the technology area were able to realize mean-ingful gains. Performance in each of the Fund's best performing industry groups was driven by several stocks that benefited from some unique or proprietary technological advantage.

One of the surprises of the last twelve months is how well the stock market in general and growth stocks in particular have performed in the face of rising interest rates. Although it can be argued that the Federal Reserve has only "taken back" the rate reductions that were necessary during the Asian financial crisis in 1998, the 110 basis point rise in long-term interest rates was as sharp as in past periods where rising rates led to a bear market. While many sectors of the market were hurt by rising interest rates, the growth prospects for most of our companies are somewhat insulated from changes in the economy. Even though the stock prices of our companies are often impacted by swings in inflation and interest rates, growth stocks as a rule did not suffer from ris-ing interest rates in 1999.


  [PERFORMANCE GRAPH APPEARS HERE]

Average Annualized Total Return /(1)/

1-Year     3-Year     5-Year     Since Inception
------     ------     ------     ---------------
50.23%     12.59%     13.30%          13.48%

INITIAL VALUE: $250,000

YEAR        MONTH         FUND         INDEX
----        -----         ----         -----
1993        MAY        254,737.50    261,062.31
            JUN        259,638.65    262,690.91
            JUL        266,609.95    266,317.79
            AUG        282,881.15    277,823.10
            SEP        291,226.15    285,663.29
            OCT        299,048.48    293,015.86
            NOV        287,977.71    283,371.79
            DEC        309,881.29    293,060.48
1994        JAN        329,131.12    302,248.80
            FEB        326,419.08    301,155.63
            MAR        307,134.24    285,255.35
            APR        299,664.73    286,950.87
            MAY        294,450.57    283,728.74
            JUN        274,195.31    274,094.24
            JUL        273,789.50    278,597.56
            AUG        298,518.17    294,121.77
            SEP        298,165.92    293,136.97
            OCT        304,561.58    291,980.06
            NOV        288,419.81    280,187.91
            DEC        292,224.07    287,715.76
1995        JAN        284,909.70    284,085.69
            FEB        299,232.11    295,903.34
            MAR        305,934.91    300,999.46
            APR        308,676.09    307,692.31
            MAY        312,333.90    312,982.84
            JUN        333,969.27    329,217.77
            JUL        357,433.95    348,184.01
            AUG        356,518.92    355,386.78
            SEP        369,620.99    361,732.24
            OCT        349,509.91    345,554.68
            NOV        364,440.98    360,071.77
            DEC        369,462.97    369,572.42
1996        JAN        368,853.36    369,177.23
            FEB        391,449.32    380,682.54
            MAR        410,074.47    388,430.31
            APR        457,708.73    409,200.43
            MAY        485,189.56    425,326.99
            JUN        454,656.58    407,861.86
            JUL        387,999.38    372,236.81
            AUG        414,030.26    393,848.32
            SEP        428,115.56    409,241.86
            OCT        398,412.91    402,934.65
            NOV        399,942.81    419,536.09
            DEC        408,473.59    430,531.48
1997        JAN        413,105.68    439,142.10
            FEB        376,723.47    428,514.87
            MAR        329,425.83    408,288.96
            APR        331,079.55    409,432.17
            MAY        392,597.44    454,961.03
            JUN        421,704.62    474,478.86
            JUL        431,416.48    496,542.13
            AUG        438,716.04    507,912.94
            SEP        485,176.07    545,092.17
            OCT        460,286.54    521,162.62
            NOV        455,310.84    517,775.07
            DEC        449,077.64    526,836.13
1998        JAN        449,077.64    518,512.12
            FEB        468,010.75    556,830.16
            MAR        495,520.42    579,771.57
            APR        505,168.20    582,960.31
            MAY        471,225.95    551,538.75
            JUN        495,164.23    552,696.98
            JUL        443,776.09    507,983.79
            AUG        331,576.18    409,333.34
            SEP        372,797.73    441,384.14
            OCT        378,531.36    459,392.62
            NOV        421,903.48    483,464.79
            DEC        482,539.45    513,381.59
1999        JAN        468,999.39    520,209.56
            FEB        425,373.07    478,077.79
            MAR        448,692.02    485,535.81
            APR        430,641.14    529,044.67
            MAY        422,368.52    536,774.01
            JUN        475,401.12    561,046.93
            JUL        454,716.41    545,651.80
            AUG        460,359.44    525,457.23
            SEP        509,631.72    525,572.83
            OCT        568,682.74    527,701.40

(1) Performance data includes the performance of the predecessor limited part-nership for periods before the Fund's registration became effective. The predecessor limited partnership was not registered under the Investment Company Act of 1940, as amended ("1940 Act"), and, therefore was not sub-ject to certain investment restrictions that are imposed by the 1940 Act. If the limited partnership had been registered under the 1940 Act, the lim-ited partnership's performance may have been lower.

 TCW Galileo Large Cap Growth Fund

--------------------------------------------------------------------------------
Management Discussions (Continued)

The TCW Galileo Large Cap Growth Fund (the "Fund") had another excellent year ending October 31, 1999 for its Institutional ("I") Class Shares. Total return for the Fund during this period was 54.59%, well ahead of the S&P Growth Index return of 31.57% and the S&P 500 return of 25.67%. Since inception, the Fund has an annualized return of 38.79% compared to 27.85% for the S&P Growth Index and 22.1% for the S&P 500. Both year-to-date and since inception performance for the Fund continues to rank in the top fifteen percent of all Large Cap Funds according to Lipper Analytical Services, Inc. For the Advisory ("N") Class shares the performance for the period March 1, 1999 (Commencement of offering Advisory Class shares) through October 31, 1999 was 21.17% versus the benchmark return of 12.33%. The performance of the Fund's two classes varies because of timing and differing expenses.

Over the last twelve months, technology and consumer cyclicals have led the S&P Growth Index, while consumer staples and healthcare have lagged. The Fund has been overweighted relative to the Index in both technology and consumer cyclicals and underweighted in both consumer staples and healthcare. In addi-tion to the positive contribution from sector weightings, the Fund enjoyed an even greater contribution from excellent stock selection. Stand out performers over the last twelve months include companies such as Qualcomm (2.0% of the Fund's net assets), XILINX (2.5%), VeriSign (1.3%) and Omnicom (2.5%).

Large cap growth stocks continue to outperform traditional value stocks. Tech-nology, globalization, dormant inflation and excellent monetary policy have dampened and elongated the business cycle -- the perfect environment for large cap growth stocks. We expect these economic and more important secular trends to continue. The economy is no longer being driven by manufacturing and smoke-stack industries, but by service business and technological innovations. The competitive sustainable advantage for many businesses has shifted from capital-based to knowledge-based intangible assets, which yield significantly higher returns on invested capital ("ROIC"). In addition, higher productivity and cor-porate downsizing have improved standards of performance and efficiency further bolstering ROIC.

Corporate returns are at an all time high providing U.S. companies with an op-portunistic competitive advantage to capture market share relative to overseas competition. We believe these returns are not only sustainable, but will con-tinue to improve. Global companies with dominant industry leadership and a low-cost, first-mover advantage, are well positioned for continued above-average, long-term success. Consistent with our strategy, these are the kinds of compa-nies that we own in the portfolio. We spend less time predicting macroeconomic events and more time studying companies through traditional bottom-up fundamen-tal research. From this perspective, we estimate the companies in the portfolio will continue to grow earnings well ahead of the market average.

--------------------------------------------------------------------------------


  TCW Galileo Large Cap Growth Fund - I Class

        [PERFORMANCE GRAPH APPEARS HERE]

     Average Annualized Total Return /(1)/

1-Year     3-Year     5-Year     Since Inception
------     ------     ------     ---------------
54.59%     N/A        N/A        38.79%

INITIAL VALUE: $250,000

YEAR    MONTH           FUND            INDEX
----    -----           ----            -----
1997    JUN 19-30       251,125.00      250,600.00
        JUL             270,474.18      270,447.52
        AUG             253,693.96      252,462.76
        SEP             265,866.20      265,338.36
        OCT             258,134.81      257,351.68
        NOV             270,556.26      271,325.87
        DEC             271,857.63      274,663.18
1998    JAN             277,998.68      283,891.86
        FEB             297,422.68      303,622.35
        MAR             311,356.93      319,319.62
        APR             321,298.56      322,001.91
        MAY             314,204.29      315,529.67
        JUN             347,195.74      338,026.93
        JUL             349,709.43      337,824.12
        AUG             300,064.68      293,873.20
        SEP             333,999.00      313,533.32
        OCT             351,280.11      339,838.76
        NOV             380,186.95      362,859.44
        DEC             432,660.35      390,458.53
1999    JAN             471,963.21      414,303.83
        FEB             448,709.59      398,050.69
        MAR             490,304.97      417,332.27
        APR             484,083.00      416,522.64
        MAY             463,446.54      404,381.01
        JUN             500,786.43      433,322.56
        JUL             480,479.54      419,612.23
        AUG             499,477.70      425,432.25
        SEP             497,514.75      418,191.40
        OCT             543,042.32      447,130.24

   TCW Galileo Large Cap Growth Fund - N Class

         [PERFORMANCE GRAPH APPEARS HERE]

Total Return /(2)/
 Since Inception
       21.17%

VALUE: $2,000

YEAR       MONTH         FUND       INDEX
----       -----         ----       -----
1999        MAR        2,185.40    2,096.88
            APR        2,157.67    2,092.81
            MAY        2,065.69    2,031.81
            JUN        2,230.65    2,177.22
            JUL        2,140.13    2,108.34
            AUG        2,224.80    2,137.58
            SEP        2,218.97    2,101.20
            OCT        2,423.36    2,246.60

(1) Performance data includes the performance of the predecessor limited part-nership for periods before the Fund's registration became effective. The predecessor limited partnership was not registered under the Investment Company Act of 1940, as amended ("1940 Act"), and, therefore was not sub-ject to certain investment restrictions that are imposed by the 1940 Act. If the limited partnership had been registered under the 1940 Act, the lim-ited partnership's performance may have been lower.

(2) For the period March 1, 1999 (Commencement of offering of the Advisory Class shares) through October 31, 1999.

  TCW Galileo Large Cap Value Fund

--------------------------------------------------------------------------------
Management Discussions (Continued)

The TCW Galileo Large Cap Value Fund (the "Fund") achieved a return of 17.30% for the year ended October 31, 1999 for its Institutional ("I") Class shares. During this period, the S&P/BARRA Value benchmark was up 19.02%. For the Advi-sory ("N") Class shares the performance for the period March 1, 1999 (Commence-ment of offering Advisory Class shares) through October 31, 1999 was 6.51% ver-sus the benchmark return of 9.47%. The performance of the Fund's two classes varies because of timing and differing expenses.

Over the past 12 months, the Fund increased its positions in energy and finan-cial stocks, and we reduced positions in technology stocks. The Fund benefited from strong performance in energy stocks (i.e., Baker Hughes, Halliburton, Schlumberger) as crude oil prices have recovered from $10 per barrel to over $25 per barrel. Financial stocks, mainly brokerage (Morgan Stanley Dean Witter, Charles Schwab), Insurance (Progressive, Allstate) and Investment Management (T. Rowe Price) now represent significant holdings in the Fund. The Fund's po-sitions in many technology stocks (i.e., Applied Materials, Texas Instruments and Motorola) have been reduced. These stocks were purchased during 1998 when the semi-conductor industry was in a cyclical downturn and the stocks were un-dervalued. These stocks have more than doubled during this time and are no longer significantly undervalued.

The stock market correction during the summer of 1999, provided several excel-lent buying opportunities. Despite the news headlines about the lofty stock valuations of Internet stocks, and certain technology stocks, we believe most sectors of the market remain undervalued. Our focus is on undervalued companies with improving returns on invested capital.

--------------------------------------------------------------------------------


  TCW Galileo Large Cap Value Fund - I Class

       [PERFORMANCE GRAPH APPEARS HERE]

     Average Annualized Total Return /(1)/

1-Year     3-Year     5-Year     Since Inception
------     ------     ------     ---------------
17.30%      N/A        N/A              14.62%

INITIAL VALUE: $250,000

YEAR        MONTH         FUND         INDEX
----        -----         ----         -----
1997        DEC        252,350.00    255,550.00
1998        JAN        252,753.76    252,406.74
            FEB        267,696.56    271,337.24
            MAR        279,293.18    285,094.04
            APR        280,725.95    288,458.15
            MAY        273,547.79    284,390.89
            JUN        277,377.46    286,552.26
            JUL        272,454.01    280,334.07
            AUG        230,874.80    235,256.36
            SEP        248,382.04    249,559.94
            OCT        276,831.72    269,100.49
            NOV        289,413.72    283,117.93
            DEC        300,281.20    293,061.03
1999        JAN        304,401.06    298,980.86
            FEB        304,127.10    292,543.81
            MAR        320,610.79    301,410.81
            APR        344,236.60    327,395.43
            MAY        335,720.18    321,610.36
            JUN        348,631.98    333,963.41
            JUL        334,895.88    323,694.04
            AUG        324,182.56    315,494.87
            SEP        308,521.30    303,149.55
            OCT        327,731.01    320,289.63

  TCW Galileo Large Cap Value Fund - N Class

       [PERFORMANCE GRAPH APPEARS HERE]

              Total Return /(2)/
               Since Inception
                    6.51%

VALUE:  $2,000

YEAR        MONTH         FUND         INDEX
----        -----         ----         -----
1999        MAR          2,106.60      2,060.62
            APR          2,261.98      2,238.27
            MAY          2,205.98      2,198.72
            JUN          2,290.88      2,283.17
            JUL          2,196.93      2,212.96
            AUG          2,126.48      2,156.91
            SEP          2,025.30      2,072.51
            OCT          2,130.09      2,189.69

(1) Performance data includes the performance of the predecessor limited part-nership for periods before the Fund's registration became effective. The predecessor limited partnership was not registered under the Investment Company Act of 1940, as amended ("1940 Act"), and, therefore was not sub-ject to certain investment restrictions that are imposed by the 1940 Act. If the limited partnership had been registered under the 1940 Act, the lim-ited partnership's performance may have been lower.

(2) For the period March 1, 1999 (Commencement of offering of the Advisory Class shares) through October 31, 1999.

 TCW Galileo Select Equities Fund

--------------------------------------------------------------------------------
Management Discussions (Continued)

The TCW Galileo Select Equities Fund (the "Fund") generated a strong total re-turn of 42.12% for the year ended October 31, 1999 for its Institutional ("I") class shares. This compared favorably to the 25.67% return for the Standard & Poor's 500 Index. For the Advisory ("N") class shares the performance for the period March 1, 1999 (Commencement of offering Advisory class shares) through October 31, 1999 was 17.31% versus the benchmark return of 10.98%. The perfor-mance of the Fund's two classes varies because of timing and differing ex-penses.

The Fund generated substantial gains among a broad array of holdings. Returns in the technology sector were led by Siebel Systems, Cisco Systems, Applied Ma-terials, Intel and Microsoft. In the finance sector, Charles Schwab Corp. was a standout. In the cyclical sector, Home Depot was among the strongest performers as well as Time Warner and Cox Communications.

For much of the year, investors have been focused on the perceived and actual activities of the Federal Reserve Board (the "Fed"). Fed intervention in late 1998 fueled confidence which resulted in the Dow Jones Industrial Average crossing the 10,000 point milestone in March of 1999. However, since that time U.S. equity markets were mired in a trading range as interest rates moved higher with two Fed rate increases over the summer and weakness in the U.S. dollar.

During the past year, Brian Beitner and Leigh Crawford joined the Select Equi-ties team to assist lead portfolio manager Glen Bickerstaff. The Fund remains committed to investing in leading, high quality companies with strong and en-during business models, inherent advantages over their competitors, and unique business franchise characteristics. Companies targeted for investment typically have superior revenue growth, high and rising margins, high or rising market share and are able to capitalize on long-term secular trends.

--------------------------------------------------------------------------------



  TCW Galileo Select Equities Fund - I Class

       [PERFORMANCE GRAPH APPEARS HERE]

     Average Annualized Total Return/(1)/

1-Year     3-Year     5-Year     Since Inception
------     ------     ------     ---------------
42.12%     29.25%     24.55%         20.15%

INITIAL VALUE:  $250,000

YEAR        MONTH         FUND         INDEX
----        -----         ----         -----
1991        JUL        257,372.20    261,652.74
            AUG        266,007.22    267,850.79
            SEP        263,196.95    263,369.77
            OCT        272,748.37    266,908.52
            NOV        258,669.20    256,153.55
            DEC        288,532.23    285,450.30
1992        JAN        293,776.68    280,131.71
            FEB        298,307.29    283,759.45
            MAR        289,356.37    278,239.32
            APR        289,722.64    286,405.66
            MAY        291,713.52    287,808.59
            JUN        280,186.47    283,526.50
            JUL        291,044.56    295,108.57
            AUG        283,232.86    289,067.57
            SEP        290,277.08    292,464.98
            OCT        298,719.53    293,472.68
            NOV        313,714.27    303,465.98
            DEC        319,831.70    307,190.57
1993        JAN        331,857.37    309,758.26
            FEB        332,023.30    313,980.15
            MAR        346,964.35    320,604.83
            APR        340,989.62    312,854.66
            MAY        352,610.55    321,222.54
            JUN        363,566.16    322,164.81
            JUL        357,589.13    320,869.19
            AUG        375,851.21    333,042.80
            SEP        376,847.21    330,488.20
            OCT        385,480.78    337,324.89
            NOV        379,170.46    334,110.71
            DEC        393,158.06    338,149.38
1994        JAN        416,130.29    349,647.70
            FEB        411,136.72    340,159.56
            MAR        388,499.53    325,329.27
            APR        384,171.65    329,498.82
            MAY        392,162.42    334,906.40
            JUN        368,860.13    326,698.18
            JUL        378,513.20    337,426.97
            AUG        393,161.66    351,262.64
            SEP        379,511.09    342,674.90
            OCT        385,169.60    350,375.34
            NOV        369,188.91    337,615.43
            DEC        365,489.64    342,622.55
1995        JAN        358,132.33    351,506.06
            FEB        374,183.82    365,203.01
            MAR        383,882.67    375,978.91
            APR        400,600.76    387,050.59
            MAY        412,306.31    402,522.14
            JUN        436,380.88    411,871.56
            JUL        460,124.36    425,529.24
            AUG        458,785.40    426,597.15
            SEP        466,139.73    444,599.74
            OCT        457,781.84    443,013.59
            NOV        468,480.20    462,461.00
            DEC        462,174.46    471,368.07
1996        JAN        464,522.31    487,412.84
            FEB        482,982.42    491,930.50
            MAR        493,385.86    496,668.03
            APR        511,843.43    503,988.94
            MAY        531,979.35    516,987.04
            JUN        516,876.46    518,957.95
            JUL        483,310.50    496,029.38
            AUG        502,439.93    506,491.20
            SEP        532,646.62    534,997.49
            OCT        534,660.02    549,751.87
            NOV        577,283.12    591,308.60
            DEC        557,309.12    579,595.66
1997        JAN        582,471.63    615,820.39
            FEB        563,768.47    620,623.79
            MAR        530,105.85    595,054.09
            APR        569,211.76    630,578.82
            MAY        611,037.44    668,981.07
            JUN        626,337.82    698,951.42
            JUL        693,982.30    754,587.95
            AUG        653,870.12    712,331.03
            SEP        675,970.93    751,366.77
            OCT        655,894.60    726,271.12
            NOV        676,292.92    759,897.47
            DEC        683,799.77    772,967.71
1998        JAN        692,005.37    781,547.65
            FEB        740,584.14    837,897.23
            MAR        768,955.92    880,797.57
            APR        782,420.34    889,693.63
            MAY        758,376.56    874,390.90
            JUN        813,199.61    909,891.17
            JUL        831,088.68    900,155.33
            AUG        693,975.35    769,992.87
            SEP        759,347.82    819,349.41
            OCT        812,243.99    885,962.52
            NOV        854,082.68    939,660.71
            DEC        943,496.60    993,803.96
1999        JAN      1,017,145.94  1,035,364.84
            FEB        983,112.24  1,003,185.70
            MAR      1,056,757.18  1,043,323.16
            APR      1,053,407.26  1,083,731.07
            MAY      1,015,463.53  1,058,144.18
            JUN      1,105,291.43  1,116,860.60
            JUL      1,056,194.38  1,081,992.21
            AUG      1,062,890.66  1,076,636.35
            SEP      1,028,293.57  1,047,125.75
            OCT      1,154,393.21  1,113,387.86

  TCW Galileo Select Equities Fund - N Class

       [PERFORMANCE GRAPH APPEARS HERE]

Total Return/(2)/
 Since Inception
     17.31%

VALUE: $2,000

YEAR        MONTH          FUND          INDEX
----        -----          ----          -----
1999        MAR          2,148.70      2,080.02
            APR          2,143.03      2,160.58
            MAY          2,064.70      2,109.57
            JUN          2,247.45      2,226.63
            JUL          2,147.57      2,157.11
            AUG          2,160.05      2,146.43
            SEP          2,089.67      2,087.60
            OCT          2,346.20      2,219.70


(1) Performance data includes the performance of the predecessor limited part-nership for periods before the Fund's registration became effective. The predecessor limited partnership was not registered under the Investment Company Act of 1940, as amended ("1940 Act"), and, therefore was not sub-ject to certain investment restrictions that are imposed by the 1940 Act. If the limited partnership had been registered under the 1940 Act, the lim-ited partnership's performance may have been lower.

(2) For the period March 1, 1999 (Commencement of offering of the Advisory Class shares) through October 31, 1999.

  TCW Galileo Small Cap Growth Fund

--------------------------------------------------------------------------------
Management Discussions (Continued)

Performance for the TCW Galileo Small Cap Growth Fund (the "Fund") for the year ended October 31, 1999 was very gratifying. During the fiscal year, the Fund gained 89.63%, versus 14.87% for the Russell 2000 Index for its Institutional ("I") Class Shares. For the Advisory ("N") Class shares the performance for the period March 1, 1999 (Commencement of the Advisory Class shares) through October 31, 1999 was 49.08% versus the benchmark return of 10.38%. The performance of the Fund's two classes varies because of timing and differing expenses.

When we began the fiscal year, world markets were beginning their recovery from the emerging markets crisis of September and October 1998. The strong growth and earnings of the Fund's investments enabled us to benefit amply from this recovery in the first fiscal quarter of 1999. During that period, the Fund gained 41.25%, versus 13.29% for the Russell 2000. During the second and third quarters, interest rates moved higher, resulting in meager gains for both the Fund and the U.S. equity markets as a whole. In the second quarter, the Fund gained 0.44%, versus a gain of 1.70% for the Russell 2000 Index. In the third quarter, the Fund gained 6.16%, versus 3.14% for the Russell 2000. During these two quarters, however, the companies in which we invest continued to deliver outstanding fundamental results. Due to their rapid rates of growth, they en-tered the third quarter significantly less expensive than they were just two quarters before. We believe this positioned the Fund for its 25.95% return in the fourth quarter, against a backdrop of a 3.29% drop in the Russell 2000.

During fiscal 1999, the best performing industry groups were leisure, commer-cial and computer services, computer software, electronics, telecommunications equipment and services. There were no industries that had a material negative impact on performance. We are very pleased with this, as it suggests we were able to avoid those industries whose fundamentals were disappointing during the year. This is consistent with our strategy of investing in the best companies in the best industries -- companies with the ability to grow at above average rate with above average profitability regardless of macroeconomic conditions.

One of the surprises of the last twelve months is how well the stock market in general, and growth stocks in particular have performed in the face of rising interest rates. It can be argued that the Federal Reserve has only "taken back" the rate reductions that were necessary during the emerging markets financial crisis. Nevertheless, the 110 basis point rise in long-term interest rates dur-ing fiscal 1999, was as sharp as in past periods where rising rates led to a bear market. Although many sectors of the market were hurt by rising interest rates, the growth prospects for most of our companies are largely insulated from short-term macroeconomic events. Even though the stock prices of our com-panies are often impacted by swings in interest rates, growth stocks as a rule did not suffer from rising interest rates in 1999.

--------------------------------------------------------------------------------


  TCW Galileo Small Cap Growth Fund - I Class

       [PERFORMANCE GRAPH APPEARS HERE]

     Average Annualized Total Return/(1)/

1-Year     3-Year     5-Year     Since Inception
------     ------     ------     ---------------
89.63%     25.33%     30.80%         21.86%

INITIAL VALUE: $250,000

YEAR      MONTH         FUND             INDEX
----      -----         ----             -----
1989        DEC       259,590.00       250,953.25
1990        JAN       243,599.26       229,046.57
            FEB       250,081.43       236,148.51
            MAR       258,336.62       245,405.42
            APR       257,055.27       237,381.86
            MAY       277,416.62       254,187.98
            JUN       277,017.14       254,847,57
            JUL       271,274.57       243,684.15
            AUG       239,030.88       211,079.39
            SEP       224,772.69       192,312.56
            OCT       215,138.93       180,561.83
            NOV       225,011.65       194,341.04
            DEC       229,777.40       201,980.59
1991        JAN       246,797.01       220,178.18
            FEB       270,699.30       244,881.36
            MAR       290,205.90       262,048.90
            APR       279,233.21       261,366.72
            MAY       304,738.37       273,808.66
            JUN       278,997.12       257,982.90
            JUL       310,727.46       267,013.93
            AUG       335,511.09       276,867.20
            SEP       341,134.25       278,999.58
            OCT       376,874.89       286,363.55
            NOV       351,831.55       273,103.89
            DEC       416,097.10       295,119.00
1992        JAN       436,219.56       319,031.57
            FEB       432,167.08       328,338.18
            MAR       394,002.40       317,224.46
            APR       350,606.98       306,110.74
            MAY       351,252.10       310,181.25
            JUN       330,872.45       295,512.04
            JUL       338,598.32       305,794.50
            AUG       325,789.15       297,165.55
            SEP       342,808.37       304,019.01
            OCT       363,544.85       313,682.53
            NOV       407,184.77       337,685.45
            DEC       427,515.51       349,449.74
1993        JAN       425,292.43       361,277.26
            FEB       379,037.62       352,932.94
            MAR       396,617.39       364,385.49
            APR       391,576.38       354,383.14
            MAY       423,967.58       370,064.33
            JUN       431,179.27       372,372.92
            JUL       438,668.85       377,514.14
            AUG       472,354.24       393,823.30
            SEP       493,794.39       404,937.02
            OCT       508,805.74       415,359.52
            NOV       466,091.50       401,688.74
            DEC       483,430.11       415,422.77
1994        JAN       504,846.06       428,447.51
            FEB       493,941.38       426,897.92
            MAR       454,426.07       404,358.75
            APR       444,546.85       406,762.20
            MAY       429,730.10       402.194.73
            JUN       404,045.14       388,537.51
            JUL       411,948.26       394,921.12
            AUG       443,561.17       416,927.19
            SEP       450,476.29       415,531.20
            OCT       463,814.89       413,891.25
            NOV       444,552.66       397,175.49
            DEC       462,334.76       407,846.47
1995        JAN       443,563.97       402,700.72
            FEB       473,695.27       419,452.63
            MAR       509,260.31       426,676.55
            APR       510,742.26       436,163.87
            MAY       522,596.59       443,663.37
            JUN       584,341.38       466,676.91
            JUL       639,170.13       493,562.17
            AUG       651,026.73       503,772.34
            SEP       684,938.72       512,767.23
            OCT       695,212.80       489,835.01
            NOV       735,291.81       510,413.47
            DEC       759,563.80       523,880.95
1996        JAN       760,611.99       523,320.74
            FEB       797,881.98       539,629.90
            MAR       861,919.99       550,612.61
            APR       977,400.03       580,054.94
            MAY     1,032,515.62       602,914.87
            JUN       967,952.42       578,157.47
            JUL       814,735.23       527,657.81
            AUG       891,426.26       558,292.82
            SEP       956,562.77       580,113.67
            OCT       901,933.47       571,172.99
            NOV       900,887.23       594,706.07
            DEC       893,472.93       610,292.39
1997        JAN       901,898.38       622,498.24
            FEB       789,161.08       607,433.78
            MAR       707,506.58       578,762.91
            APR       710,669.14       580,383.44
            MAY       848,695.30       644,922.08
            JUN       905,591.83       672,589.24
            JUL       958,369.72       703,864.64
            AUG       948,805.19       719,983.14
            SEP     1,034,339.98       772,685.90
            OCT       995,562.57       738,764.99
            NOV       984,939.92       733,963.02
            DEC     1,021,835.77       746,807.37
1998        JAN     1,012,782.31       735,007.82
            FEB     1,098,220.62       789,324.89
            MAR     1,173,470.70       821,845.08
            APR     1,166,113.04       826,365.23
            MAY     1,082,945.86       781,824.14
            JUN     1,203,466.90       783,465.97
            JUL     1,111,546.10       720,083.58
            AUG       845,164.08       580,243.35
            SEP       934,903.60       625,676.40
            OCT       936,044.18       651,204.00
            NOV     1,068,382.11       685,327.09
            DEC     1,228,853.10       727,735.13
1999        JAN     1,322,184.49       737,414.00
            FEB     1,187,943.10       677,690.84
            MAR     1,290,486.35       688,262.82
            APR     1,327,936.26       749,938.05
            MAY     1,295,096.40       760,894.65
            JUN     1,473,690.19       795,302.30
            JUL     1,409,746.77       773,479.21
            AUG     1,467,363.12       744,852.74
            SEP     1,541,112.79       745,016.61
            OCT     1,775,022.89       748,033.93

   TCW Galileo Small Cap Growth Fund - N Class

        [PERFORMANCE GRAPH APPEARS HERE]

Total Return/(2)/
 Since Inception
     49.08%

VALUE: $2,000

YEAR      MONTH        FUND            INDEX
----      -----        ----            -----
1999        MAR       2,171.68         2,031.20
            APR       2,234.72         2,213.22
            MAY       2,178.48         2,245.55
            JUN       2,478.19         2,347.09
            JUL       2,370.54         2,282.69
            AUG       2,466.57         2,198.21
            SEP       2,590.71         2,198.69
            OCT       2,981.60         2,207.60

(1) Performance data includes the performance of the predecessor limited part-nership for periods before the Fund's registration became effective. The predecessor limited partnership was not registered under the Investment Company Act of 1940, as amended ("1940 Act"), and, therefore was not sub-ject to certain investment restrictions that are imposed by the 1940 Act. If the limited partnership had been registered under the 1940 Act, the lim-ited partnership's performance may have been lower.

(2) For the period March 1, 1999 (Commencement of offering of the Advisory Class shares) through October 31, 1999.

  TCW Galileo Value Opportunities Fund

--------------------------------------------------------------------------------

Management Discussions (continued)


For the year ended October 31, 1999 the TCW Galileo Value Opportunities Fund (the "Fund") has delivered strong performance relative to its benchmark. The Fund appreciated 21.54% for the period, bettering the Wilshire Mid-Cap 750 In-dex which appreciated 20.14%. As value investors, we continue to reap the gains made on investments purchased during the summer of 1998's Asian financial cri-sis. We reinvested profits from richly priced holdings into freshly researched securities. Because of the contraction in liquidity for small and medium size companies, market conditions allowed us the opportunity to invest in good solid businesses with strong balance sheets and excess cash flow selling at inexpen-sive valuations.

The Fund is well diversified across many industries. We began the year with a higher than normal weighting in technology because the valuations of these stocks were extremely attractive. During the course of the year, we were able to reduce our holdings in technology to more historical levels as the stocks appreciated to fair value. More recently, we have placed the focus on the healthcare and consumer sectors which are now suffering depressed valuations. Our philosophy, discipline and process remain unchanged and are based on the premise that every company has an intrinsic value based on its growth rate, earnings potential and inherent assets. We continue to base our investments on bottom up fundamental analysis, searching for companies whose stock prices have fallen below that intrinsic value and identifying a catalyst that will lead to appreciation.

The U.S. economy remains resilient in the face of the recent Federal Reserve Board interest rate hikes. We believe the confluence of a moderating economy and stable interest rates should provide a favorable backdrop for continuing margin improvement among many of our holdings. We expect this to result in sig-nificant stock price appreciation within our asset class.

         [PERFORMANCE GRAPH APPEARS HERE]

      Average Annualized Total Return/(1)/

1-Year      3-Year      5-Year      Since Inception
------      ------      ------      ---------------
21.54%      12.54%       N/A             12.54%

INITIAL VALUE: $250,000

YEAR        MONTH         FUND         INDEX
----        -----         ----         -----
1996        NOV        269,110.00    263,350.00
            DEC        271,314.01    263,297.33
1997        JAN        281,092.17    269,932.42
            FEB        278,947.43    267,476.04
            MAR        269,368.38    255,038.40
            APR        271,332.08    260,113.67
            MAY        296,601.23    282,509.45
            JUN        309,307.63    292,905.80
            JUL        329,505.42    312,911.27
            AUG        336,497.52    314,726.15
            SEP        346,030.50    333,137.63
            OCT        316,967.39    318,013.18
            NOV        313,480.75    319,953.06
            DEC        317,650.05    326,768.06
1998        JAN        315,108.85    321,605.13
            FEB        337,954.24    347,108.42
            MAR        344,936.37    363,005.98
            APR        348,744.47    367,942.86
            MAY        332,876.60    351,532.61
            JUN        313,836.06    354,309.72
            JUL        288,760.55    331,740.19
            AUG        237,361.18    269,572.08
            SEP        247,828.80    286,878.61
            OCT        293,206.26    305,583.09
            NOV        304,629.57    319,395.45
            DEC        318,590.75    340,954.64
1999        JAN        325,255.67    337,238.23
            FEB        305,899.70    317,813.31
            MAR        309,390.02    324,296.70
            APR        345,248.32    353,969.85
            MAY        364,606.39    360,235.12
            JUN        383,963.35    377,634.47
            JUL        382,377.58    370,874.82
            AUG        378,886.47    359,266.43
            SEP        369,050.58    352,655.93
            OCT        356,358.93    367,114.83

(1) Performance data includes the performance of the predecessor limited part-nership for periods before the Fund's registration became effective. The predecessor limited partnership was not registered under the Investment Company Act of 1940, as amended ("1940 Act"), and, therefore was not sub-ject to certain investment restrictions that are imposed by the 1940 Act. If the limited partnership had been registered under the 1940 Act, the lim-ited partnership's performance may have been lower.

  TCW Galileo Aggressive Growth Equities Fund

--------------------------------------------------------------------------------
Schedule of Investments                                         October 31, 1999

 Number of
   Shares   Common Stock                                   Value
 ---------  ------------                                -----------
            Advertising (1.2% of Net Assets)
     14,200 DoubleClick, Inc.                           $ 1,988,000
                                                        -----------
            Banking & Financial Services (4.8%)
    202,922 E*TRADE Group, Inc.                           4,832,080*
     95,785 T. Rowe Price Associates, Inc.                3,400,368
                                                        -----------
            Total Banking & Financial Services            8,232,448
                                                        -----------

            Commercial Services (1.1%)
     48,392 Paychex, Inc.                                 1,905,435
                                                        -----------
            Computer Services (22.1%)
      2,300 Akamai Technologies, Inc.                       333,931*
     74,416 At Home Corp.                                 2,781,298*
      5,000 Foundry Networks, Inc.                          947,500*
     42,132 Portal Software, Inc.                         2,754,380*
     42,055 Scient Corp.                                  5,209,563*
     39,800 StarMedia Network, Inc.                       1,144,250*
     73,012 VeriSign, Inc.                                9,016,982*
     86,371 Yahoo!, Inc.                                 15,465,807*
                                                        -----------
            Total Computer Services                      37,653,711
                                                        -----------

            Computer Software (15.6%)
     22,300 Ariba, Inc.                                   3,456,500*
     10,000 Homestore.com, Inc.                             469,375*
     38,959 Rational Software Corp.                       1,665,497*
    135,272 Siebel Systems, Inc.                         14,854,557*
      2,300 Sycamore Networks, Inc.                         494,500*
     35,759 Vignette Corp.                                5,649,922*
                                                        -----------
            Total Computer Software                      26,590,351
                                                        -----------

            Electronics (9.2%)
     61,317 Altera Corp.                                  2,981,539*
        900 Chartered Semiconductor (ADR)                    29,869*
     68,918 Maxim Integrated Products, Inc.               5,440,215*
     91,267 XILINX, Inc.                                  7,175,868*
                                                        -----------
            Total Electronics                            15,627,491
                                                        -----------

            Entertainment & Leisure (1.6%)
     60,034 Westwood One, Inc.                            2,769,068*
                                                        -----------
            Insurance (1.2%)
     39,959 Hartford Life, Inc.                           2,087,858
                                                        -----------
            Media -- Broadcasting & Publishing (9.7%)
     71,244 Cablevision Systems Corp.                     4,813,423*
     62,481 Clear Channel Communications, Inc.            5,021,910*
     18,800 Hispanic Broadcasting Corp.                   1,522,800*

See accompanying notes to financial statements.

  TCW Galileo Aggressive Growth Equities Fund

--------------------------------------------------------------------------------

Schedule of Investments (Continued)

 Number of
   Shares                                                       Value
 ---------                                                   ------------
            Media -- Broadcasting & Publishing (Continued)
    31,335  Playboy Enterprises, Inc.                        $    802,959*
    52,126  Univision Communications, Inc.                      4,433,968*
                                                             ------------
            Total Media -- Broadcasting & Publishing           16,595,060
                                                             ------------

            Medical Supplies (1.7%)
    24,100  MiniMed, Inc.                                       1,827,081*
    18,100  VISX, Inc.                                          1,132,381*
                                                             ------------
            Total Medical Supplies                              2,959,462
                                                             ------------

            Pharmaceuticals (5.3%)
    36,124  Andrx Corp.                                         1,724,921*
    54,476  Biogen, Inc.                                        4,038,034*
    12,100  Genentech, Inc.                                     1,763,575*
    23,000  Gilead Sciences, Inc.                               1,453,313*
                                                             ------------
            Total Pharmaceuticals                               8,979,843
                                                             ------------

            Retail (11.9%)
    51,314  Amazon.com, Inc.                                    3,624,051*
    88,125  Bed, Bath & Beyond, Inc.                            2,935,664*
    42,165  Best Buy Company, Inc.                              2,342,793*
    31,300  Drugstore.com, Inc.                                 1,138,538*
    46,282  Ebay, Inc.                                          6,253,855*
    29,525  Priceline.com, Inc.                                 1,778,881*
    46,182  Talbots, Inc.                                       2,173,440
                                                             ------------
            Total Retail                                       20,247,222
                                                             ------------

            Telecommunications (13.0%)
    25,700  American Tower Corp.                                  489,906*
   140,378  AT & T Canada, Inc.                                 4,527,191*
    72,396  EchoStar Communications Corp.                       4,479,503*
    26,000  Exodus Communications, Inc.                         2,236,000*
    79,463  Global Crossing Ltd.                                2,751,406*
    13,000  Juniper Networks, Inc.                              3,583,125*
    56,298  McLeodUSA, Inc.                                     2,512,298*
    47,500  Metromedia Fiber Network, Inc.                      1,570,469*
                                                             ------------
            Total Telecommunications                           22,149,898
                                                             ------------

            Total Common Stock (Cost: $77,635,505)
             (98.4%)                                          167,785,847
                                                             ------------


See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                                                                October 31, 1999

 Principal
   Amount    Short-Term Investments                                      Value
 ----------  ----------------------                                   ------------
 $2,610,889  Bank of Montreal, 5.19%, due 11/01/99                    $  2,610,889**
  9,348,949  Bank of Nova Scotia, 5.35%, due 11/08/99                    9,348,949**
  9,052,390  BankBoston Corp., 5.5%, due 11/01/99                        9,052,390**
  2,667,703  Investors Bank and Trust Depository Reserve,
              4.3%, due 11/01/99                                         2,667,703
  2,837,801  Janus Money Market Fund                                     2,837,801**
  7,200,000  Merrimac Money Market Fund                                  7,200,000**
  8,700,000  Royal Bank of Scotland, 5.25%, due 11/01/99                 8,700,000**
                                                                      ------------
             Total Short-Term Investments (Cost: $42,417,732) (24.8%)   42,417,732
                                                                      ------------
             Total Investments (Cost: $120,053,237) (123.2%)           210,203,579
             Liabilities in Excess of Other Assets (-23.2%)            (39,643,383)
                                                                      ------------
             Net Assets (100.0%)                                      $170,560,196
                                                                      ============

Notes to the Schedule of Investments:
 * Non-income producing.
** Represents investments of security lending collateral (Note 3).

See accompanying notes to financial statements.

  TCW Galileo Convertible Securities Fund

--------------------------------------------------------------------------------
Schedule of Investments

 Principal
   Amount   Fixed Income Securities                                  Value
 ---------- -----------------------                               ------------
            Advertising (4.3% of Net Assets)
 $   45,000 Interpublic Group of Companies, Inc., 1.87%, due
             06/01/06                                             $     41,625
    885,000 Interpublic Group of Companies, Inc. (144A), 1.87%,
             due 06/01/06                                              818,625*
    935,000 Lamar Advertising Co., 5.25%, due 09/15/06               1,262,545
                                                                  ------------
            Total Advertising                                        2,122,795
                                                                  ------------
            Banking (1.0%)
    590,000 Net.B@nk, Inc., 4.75%, due 06/01/04                        514,038
                                                                  ------------
            Banking & Financial Services (2.3%)
    245,000 Berkshire Hathaway, Inc., 1%, due 12/03/01                 604,538
    480,000 UBS AG Stamford, Exchangeable Nikkei 225 Index, 0%,
             due 12/11/03                                              520,800
                                                                  ------------
            Total Banking & Financial Services                       1,125,338
                                                                  ------------
            Commercial Services (0.8%)
    495,000 Interim Services, Inc., 4.5%, due 06/01/05                 393,525
                                                                  ------------
            Computer Services (1.3%)
    510,000 Safeguard Scientifics, Inc., (144A), 5%, due
             06/15/06                                                  654,713*
                                                                  ------------
            Computer Software (7.1%)
    335,000 Citrix Systems, Inc., 0%, due 03/22/19                     167,919
  1,500,000 Citrix Systems, Inc., (144A), 0%, due 03/22/19             751,875*
  1,110,000 Network Associates, Inc., 0%, due 02/13/18                 364,913
    315,000 Network Associates, Inc., (144A), 0%, due 02/13/18         103,556*
    685,000 Siebel Systems Inc., (144A), 5.5%, due 09/15/06            932,456*
    885,000 Veritas Software Corp., 1.856%, due 08/13/06             1,236,513
                                                                  ------------
            Total Computer Software                                  3,557,232
                                                                  ------------
            Electronics (17.5%)
    100,000 Conexant Systems, Inc., 4.25%, due 05/01/06                214,375
    335,000 Conexant Systems, Inc., (144A), 4.25%, due 05/01/06        718,156*
    430,000 Lattice Semiconductor, 4.75%, due 11/01/06                 430,000
    555,000 Level One Communications, Inc., 4%, due 09/01/04         1,418,025
    120,000 LSI Logic Corp., 4.25%, due 03/15/04                       221,850
    245,000 LSI Logic Corp., (144A), 4.25%, due 03/15/04               452,944*
  1,550,000 Micron Technology, Inc., 7%, due 07/01/04                1,906,500
    695,000 Sanmina Corp., Inc., (144A), 4.25%, due 05/01/04           847,031*
    415,000 Solectron Corp., 0%, due 01/27/19                          260,413
  1,950,000 Solectron Corp., (144A), 0%, due 01/27/19                1,223,625*
  1,145,000 STMicroelectronics NV, 0%, due 09/22/09                  1,039,088
                                                                  ------------
            Total Electronics                                        8,732,007
                                                                  ------------


See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                                                                October 31, 1999

 Principal
   Amount                                                           Value
 ----------                                                      ------------

            Energy & Oil Services (1.0%)
 $  470,000 Diamond Offshore Drilling, Inc., 3.75%, due
            02/15/07                                             $    479,400
                                                                 ------------

            Entertainment & Leisure (0.9%)
    315,000 Speedway Motorsports, Inc., 5.75%, due 09/30/03           465,019
                                                                 ------------
            Financial (0.9%)
    450,000 Lehman Brothers Holdings, Inc., 0%, due 07/06/04          450,000
                                                                 ------------
            Healthcare (2.5%)
    800,000 Affymetrix, Inc., (144A), 5%, due 10/01/06                746,000*
    735,000 Alternative Living Services, Inc., 5.25%, due
             12/15/02                                                 510,825
                                                                 ------------
            Total Healthcare                                        1,256,825
                                                                 ------------
            Information Processing (0.9%)
     52,295 Morgan Stanley Dean Witter & Co., 6%, due 03/15/01        444,508
                                                                 ------------
            Insurance (1.6%)
    545,000 American International Group, Inc., 2.25%, due
             07/30/04                                                 815,118
                                                                 ------------
            Media -- Broadcasting & Publishing (10.0%)
  1,910,000 Clear Channel Communications, 2.625%, due 04/01/03      2,678,775
  1,555,000 Merrill Lynch & Company, Inc., Exchangeable
             Time Warner, 0.25%, due 05/10/06                       1,512,238
  1,270,000 News America Holdings, Inc., 0%, due 03/11/13             802,488
                                                                 ------------
            Total Media -- Broadcasting & Publishing                4,993,501
                                                                 ------------
            Pharmaceuticals (6.8%)
    375,000 Centocor, Inc., 4.75%, due 02/15/05                       548,906
     60,000 Centocor, Inc., (144A), 4.75%, due 02/15/05                87,825*
  2,505,000 Elan Corp. PLC (Ireland), (144A), 0%, due 12/14/18      1,255,631*
    330,000 Sepracor, Inc., 7%, due 12/15/05                          318,038
  1,200,000 Sepracor, Inc., (144A), 7%, due 12/15/05                1,156,500*
                                                                 ------------
            Total Pharmaceuticals                                   3,366,900
                                                                 ------------
            Retail (2.2%)
    930,000 Costco Companies, Inc., 0%, due 08/19/17                  883,500
    200,000 Costco Companies, Inc., (144A), 0%, due 08/19/17          190,000*
                                                                 ------------
            Total Retail                                            1,073,500
                                                                 ------------
            Telecommunications (9.6%)
  2,570,000 American Tower Corp., (144A), 2.25%, due 10/15/09       1,786,150*
    170,000 Comverse Technology, Inc., 4.5%, due 07/01/05             452,519
    465,000 Exchangeable Certificates Corp., (144A), 0.25%,
             due 07/17/06                                             473,138*
     44,400 Merrill Lynch & Company, Inc., (STRIDES), 5.75%,
             due 06/01/00                                             521,700

See accompanying notes to financial statements.

  TCW Galileo Convertible Securities Fund

--------------------------------------------------------------------------------
Schedule of Investments (Continued)                             October 31, 1999

 Principal
   Amount                                                          Value
 ----------                                                     -----------

            Telecommunications (Continued)
 $      300 Morgan Stanley Dean Witter & Co., Exchangeable
             Qualcomm, Inc., 7%, due 08/15/01                   $   515,813
  1,005,000 Telefonos de Mexico, S.A. de C.V., 4.25%, due
             06/15/04                                             1,059,019
                                                                -----------
            Total Telecommunications                              4,808,339
                                                                -----------

            Total Fixed Income Securities (Cost: $30,977,107)
             (70.7%)                                             35,252,758
                                                                -----------

 Number of
   Shares   Common Stock
 ---------- ------------
            Automotive (0.8%)
     23,000 Tower Automotive, Inc.                                  375,188**
                                                                -----------

            Banking & Financial Services ( 0.9%)
     48,600 Host Marriott Corp. (REIT)                              437,400
                                                                -----------

            Chemicals (0.6%)
     13,500 Hercules, Inc.                                          324,844
                                                                -----------

            Commercial Services (1.6%)
     35,800 Metamor Worldwide, Inc.                                 675,725**
      6,300 United Rentals, Inc.                                    117,338**
                                                                -----------
            Total Commercial Services                               793,063
                                                                -----------

            Entertainment & Leisure (0.3%)
      7,100 Action Performance Co., Inc.                            144,441**
                                                                -----------

            Total Common Stock (Cost: $2,208,433) (4.2%)          2,074,936
                                                                -----------

            Convertible Preferred Stock
            ---------------------------
            Banking & Financial Services (4.4%)
     27,000 CNB Capital Trust, $1.50                                931,500
      2,900 Morgan Stanley Dean Witter & Co., $2.35                 370,113
     15,100 National Australia Bank, $1.97                          425,631
     15,200 Westpac Banking Corp., Ltd., (STRYPES), $3.125          456,000
                                                                -----------
            Total Banking & Financial Services                    2,183,244
                                                                -----------

            Beverages, Food & Tobacco (1.0%)
     10,200 Seagram Company, Ltd. (ACES), $60.15                    504,263
                                                                -----------

            Commercial Services (2.9%)
      4,200 Cendant Corp., $0.65                                     97,650
     36,000 Cendant Corp., $3.75                                  1,008,000
      9,800 United Rentals, Inc., $3.25                             330,750
                                                                -----------
            Total Commercial Services                             1,436,400
                                                                -----------

            Computer Services (7.6%)
     18,900 Morgan Stanley Dean Witter & Co., (Reset PERQS),
             $5.95                                                1,138,725
     15,325 Tribune Co., $2.00                                    2,072,706
     12,500 Verio, Inc., (144A), $6.75                              587,500*
                                                                -----------
            Total Computer Services                               3,798,931
                                                                -----------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                                                                October 31, 1999

 Number of
   Shares                                                           Value
 ----------                                                      -----------
            Energy & Oil Services (0.9%)
     12,400 Apache Corp. (ACES), $2.02                           $   443,300
                                                                 -----------
            Healthcare (1.0%)
      8,700 Laboratory Corp. of America, $4.25                       504,600
                                                                 -----------
            Media -- Broadcasting & Publishing (1.8%)
      2,900 Comcast Corp., $1.43                                     243,963
     10,400 Cox Communication, Inc., $3.50                           644,800
                                                                 -----------
            Total Media -- Broadcasting & Publishing                 888,763
                                                                 -----------
            Retail (1.0%)
     13,600 Dollar General Corp., (STRYPES), $3.35                   521,900
                                                                 -----------
            Telecommunications (2.9%)
      4,200 Adelphia Communications Corp., $11.00                    717,150
      2,200 Global Crossing Ltd., $6.375                             220,000
     10,900 MediaOne Group, Inc. $3.04                               495,950
                                                                 -----------
            Total Telecommunications                               1,433,100
                                                                 -----------
            Utilities (1.1%)
     10,600 AES Trust III, $3.375                                    535,300
                                                                 -----------
            Total Convertible Preferred Stock (Cost:
             $11,280,919)
             (24.6%)                                              11,753,851
                                                                 -----------

            Total Fixed Income and Equity Securities
             (Cost: $44,466,459) (99.5%)                          49,577,495
                                                                 -----------

 Principal
   Amount   Short-Term Investments
 ---------- ----------------------
 $   59,706 Bank of Montreal, 5.19%, due 11/01/99                     59,706***
    849,294 BankBoston Corp., 5.5%, due 11/01/99                     849,294***
  1,394,043 Investors Bank and Trust Depository Reserve, 4.3%,
             due 11/01/99                                          1,394,043
                                                                 -----------
            Total Short-Term Investments (Cost: $2,303,043)
            (4.6%)                                                 2,303,043
                                                                 -----------
            Total Investments (Cost: $46,769,502) (104.1%)        51,880,538
            Liabilities in Excess of Other Assets (-4.1%)         (2,050,221)
                                                                 -----------
            Net Assets (100%)                                    $49,830,317
                                                                 ===========

Notes to the Schedule of Investments:

  * Restricted security (Note 9).
 ** Non-income producing.
*** Represents investments of security lending collateral (Note 3).


                                                                            21
See accompanying notes to financial statements.

  TCW Galileo Earnings Momentum Fund

--------------------------------------------------------------------------------
Schedule of Investments

 Number of
  Shares   Common Stock                                  Value
 --------- ------------                                ----------
           Advertising (3.6% of Net Assets)
     7,100 Getty Images, Inc.                          $  218,769*
     9,000 XOOM.com, Inc.                                 562,500*
                                                       ----------
           Total Advertising                              781,269
                                                       ----------
           Apparel Retailers (0.8%)
     6,800 Factory 2-U Stores, Inc.                       173,400*
                                                       ----------
           Automotive (1.4%)
    13,800 Copart, Inc.                                   317,400*
                                                       ----------
           Banking & Financial Services (2.9%)
    15,450 Profit Recovery Group International, Inc.      636,347*
                                                       ----------
           Commercial Services (8.9%)
     3,500 Abacus Direct Corp.                            512,750*
     6,700 Corporate Executive Board Co.                  252,925*
     4,000 Forrester Research, Inc.                       190,500*
     5,300 HNC Software, Inc.                             211,669*
     6,600 Intraware, Inc.                                121,275*
       400 Navisite, Inc.                                  18,800*
     9,400 Pegasus Systems, Inc.                          401,850*
    12,700 Provant, Inc.                                  223,838*
                                                       ----------
           Total Commercial Services                    1,933,607
                                                       ----------
           Computer Services (12.8%)
     3,300 Agile Software Corp.                           323,400*
     4,300 Breakaway Solutions, Inc.                      228,706*
     6,400 DBT Online, Inc.                               149,600*
     7,800 International Integration, Inc.                504,075*
    19,300 MapQuest.com, Inc.                             299,150*
       300 Predictive Systems, Inc.                        13,050*
     4,900 Project Software & Development, Inc.           235,813*
     3,500 VeriSign, Inc.                                 432,250*
     6,100 Viant Corp.                                    606,950*
                                                       ----------
           Total Computer Services                      2,792,994
                                                       ----------
           Computer Software (16.8%)
     8,500 Brio Technology, Inc.                          206,125*
     6,700 Citrix Systems, Inc.                           429,638*
     5,700 Clarify, Inc.                                  440,325*
     3,900 Great Plains Software, Inc.                    216,450*
     5,800 Informatica Corp.                              419,050*
       600 Intertrust Technologies Corp.                   32,700*
     6,400 Legato Systems, Inc.                           344,000*
     8,000 NetIQ Corp.                                    365,500*

22
See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                                                                October 31, 1999

 Number of
  Shares                                                 Value
 ---------                                             ----------
           Computer Software (Continued)
     7,400 Peregrine Systems, Inc.                     $  324,675*
     1,700 SmartDisk Corp.                                 93,181*
     3,100 Software.com, Inc.                             208,669*
    14,800 TSI International Software, Ltd.               355,200*
     3,500 Verity, Inc.                                   241,063*
                                                       ----------
           Total Computer Software                      3,676,576
                                                       ----------
           Electronics (2.1%)
    12,700 Cymer, Inc.                                    469,106*
                                                       ----------
           Energy & Oil Services (1.0%)
    18,900 Tuboscope, Inc.                                210,263
                                                       ----------
           Entertainment & Leisure (13.5%)
    17,400 Gemstar International Group, Ltd.            1,511,625*
    20,700 Macrovision Corp.                            1,172,138*
     5,550 Westwood One, Inc.                             255,994*
                                                       ----------
           Total Entertainment & Leisure                2,939,757
                                                       ----------
           Foods, Hotels & Restaurants (2.1%)
    15,000 BUCA, Inc.                                     183,750*
    10,500 O'Charleys, Inc.                               160,781*
     5,100 P.F. Chang's China Bistro, Inc.                109,650*
                                                       ----------
           Total Foods, Hotels & Restaurants              454,181
                                                       ----------
           Healthcare (1.3%)
    17,700 Eclipsys Corp.                                 280,988*
                                                       ----------
           Media -- Broadcasting & Publishing (4.4%)
    10,700 Cumulus Media, Inc.                            383,863
     4,600 Radio One, Inc.                                229,425*
     1,000 Spanish Broadcasting System, Inc.               26,625*
     1,500 TiVo, Inc.                                      64,313*
     7,400 Wink Communications, Inc.                      259,925*
                                                       ----------
           Total Media -- Broadcasting & Publishing       964,151
                                                       ----------
           Medical Supplies (4.1%)
     7,200 ArthroCare Corp.                               522,000*
    14,400 Eclipse Surgical Technologies, Inc.            134,100*
     4,100 Xomed Surgical Products, Inc.                  249,331*
                                                       ----------
           Total Medical Supplies                         905,431
                                                       ----------
           Pharmaceuticals (5.2%)
     8,800 Biomatrix, Inc.                                199,650*
     2,900 ILEX Oncology, Inc.                             40,600*

See accompanying notes to financial statements.

  TCW Galileo Earnings Momentum Fund

--------------------------------------------------------------------------------
Schedule of Investments (Continued)

 Number of
  Shares                                                           Value
 ---------                                                      -----------
           Pharmaceuticals (Continued)
     6,700 Invitrogen Corp.                                     $   167,500*
     6,500 Medicis Pharmaceutical Corp., Class A                    198,250*
     8,300 Pharmacyclics, Inc.                                      293,613*
     5,300 Transkaryotic Therapies, Inc.                            246,450*
                                                                -----------
           Total Pharmaceuticals                                  1,146,063
                                                                -----------
           Pollution Control (2.1%)
    28,800 Stericycle, Inc.                                         450,000*
                                                                -----------
           Retail (3.1%)
    13,600 Charlotte Russe Holding, Inc.                            192,100*
    11,700 Hibbett Sporting Goods, Inc.                             186,469*
     7,900 Insight Enterprises, Inc                                 295,263*
                                                                -----------
           Total Retail                                             673,832
                                                                -----------
           Telecommunications (11.4%)
    11,800 Concord Communications, Inc.                             612,863*
     6,200 CSG Systems International, Inc.                          212,738*
     6,400 Genesys Telecommunications Laboratories, Inc.            314,400*
       500 MCK Communications, Inc.                                  11,250*
     6,600 Micromuse, Inc.                                          705,375*
     8,200 RSA Security, Inc.                                       291,100*
     7,600 Terayon Communication Systems                            332,500*
                                                                -----------
           Total Telecommunications                               2,480,226
                                                                -----------
           Total Common Stock (Cost: $12,658,360) (97.5%)        21,285,591
                                                                -----------
 Principal
  Amount   Short-Term Investments
 --------- ----------------------
  $161,619 Bank of Montreal, 5.19%, due 11/01/99                    161,619**
   198,981 BankBoston Corp., 5.5%, due 11/01/99                     198,981**
   553,161 Investors Bank and Trust Depository Reserve, 4.3%,
            due 11/01/99                                            553,161
   400,000 Janus Money Market Fund                                  400,000**
   800,000 Merrimac Money Market Fund                               800,000**
   900,000 Royal Bank of Scotland, 5.25%, due 11/01/99              900,000**
                                                                -----------
           Total Short-Term Investments (Cost: $3,013,761)
            (13.8%)                                               3,013,761
                                                                -----------
           Total Investments (Cost: $15,672,121) (111.3%)        24,299,352
           Liabilities in Excess of Other Assets (-11.3%)        (2,461,661)
                                                                -----------
           Net Assets (100.0%)                                  $21,837,691
                                                                ===========

Notes to the Schedule of Investments:
 * Non-income producing.
** Represents investments of security lending collateral (Note 3).

See accompanying notes to financial statements.

  TCW Galileo Large Cap Growth Fund

--------------------------------------------------------------------------------
Schedule of Investments                                         October 31, 1999

 Number of
  Shares   Common Stock                               Value
 --------- ------------                            ------------
           Advertising (2.5% of Net Assets)
    6,700  Omnicom Group, Inc.                     $    589,600
                                                   ------------
           Banking & Financial Services (2.6%)
   15,500  Schwab (Charles) Corp.                       603,531
                                                   ------------
           Beverages, Food & Tobacco (2.9%)
    6,100  Anheuser-Busch Companies, Inc.               438,056
    1,400  General Mills, Inc.                          122,063
    1,700  Quaker Oats Co.                              119,000
                                                   ------------
           Total Beverages, Food & Tobacco              679,119
                                                   ------------
           Computer Services (14.2%)
    4,400  America Online, Inc.                         570,625*
   10,500  Dell Computer Corp.                          421,313*
    3,800  EMC Corp. -- Mass                            277,400*
    3,000  International Business Machines Corp.        295,125
    6,300  Scient Corp.                                 780,413*
    2,800  Sun Microsystems, Inc.                       296,275*
    2,400  VeriSign, Inc.                               296,400*
    2,000  Yahoo!, Inc.                                 358,125*
                                                   ------------
           Total Computer Services                    3,295,676
                                                   ------------
           Computer Software (9.8%)
   19,800  Microsoft Corp.                            1,832,738*
    4,000  Siebel Systems, Inc.                         439,250*
                                                   ------------
           Total Computer Software                    2,271,988
                                                   ------------
           Cosmetics & Household Products (1.4%)
    3,200  Procter & Gamble Co.                         335,600
                                                   ------------
           Electrical Equipment (7.7%)
   13,150  General Electric Co.                       1,782,647
                                                   ------------
           Electronics (8.2%)
   10,450  Intel Corp.                                  809,222
    6,700  Maxim Integrated Products, Inc.              528,881*
    7,300  XILINX, Inc.                                 573,963*
                                                   ------------
           Total Electronics                          1,912,066
                                                   ------------
           Entertainment & Leisure (1.2%)
    9,300  Harrah's Entertainment, Inc.                 269,119*
                                                   ------------
           Healthcare (2.4%)
    5,400  Johnson & Johnson                            565,650
                                                   ------------

See accompanying notes to financial statements.

  TCW Galileo Large Cap Growth Fund

--------------------------------------------------------------------------------
Schedule of Investments (Continued)

 Number of
  Shares                                                        Value
 ---------                                                   ------------
           Media -- Broadcasting & Publishing (6.6%)
     6,150 Clear Channel Communications, Inc.                $    494,306*
    12,200 Cox Communications, Inc.                               554,338*
     6,875 Time Warner, Inc.                                      479,102
                                                             ------------
           Total Media -- Broadcasting & Publishing             1,527,746
                                                             ------------
           Medical Supplies (1.4%)
     4,300 MiniMed, Inc.                                          325,994*
                                                             ------------
           Pharmaceuticals (10.4%)
     5,850 Amgen, Inc.                                            466,538*
     4,900 Bristol-Myers Squibb Co.                               376,381
    19,050 Pfizer, Inc.                                           752,475
     6,450 Schering-Plough Corp.                                  319,275
     6,300 Warner-Lambert Co.                                     502,819
                                                             ------------
           Total Pharmaceuticals                                2,417,488
                                                             ------------
           Retail (7.0%)
     2,700 Costco Wholesale Corp.                                 216,844*
     5,450 Home Depot, Inc.                                       411,475
    17,800 Wal-Mart Stores, Inc.                                1,009,038
                                                             ------------
           Total Retail                                         1,637,357
                                                             ------------
           Telecommunications (20.0%)
       200 Allied Riser Communications, Inc.                        3,613*
    10,800 Bell Atlantic Corp.                                    701,325
    15,800 Cisco Systems, Inc.                                  1,169,200*
     1,200 Juniper Networks, Inc.                                 330,750*
    12,600 Lucent Technologies, Inc.                              809,550
     7,300 MCI WorldCom, Inc.                                     626,431*
     2,000 Nextel Communications, Inc., Class A                   172,375*
     2,100 Qualcomm, Inc.                                         467,775*
     7,625 Vodafone AirTouch PLC (ADR)                            365,523
                                                             ------------
           Total Telecommunications                             4,646,542
                                                             ------------
           Total Common Stock (Cost: $16,060,732) (98.3%)      22,860,123
                                                             ------------

 Principal
  Amount   Short-Term Investments
 --------- ----------------------
  $161,806 Bank of Montreal, 5.19%, due 11/01/99                  161,806**
   754,420 BankBoston Corp., 5.5%, due 11/01/99                   754,420**
   900,000 Janus Money Market Fund                                900,000**
   647,224 Merrimac Money Market Fund                             647,224**
                                                             ------------
           Total Short-Term Investments (Cost: $2,463,450)
            (10.6%)                                             2,463,450
                                                             ------------
           Total Investments (Cost: $18,524,182) (108.9%)      25,323,573
           Liabilities in Excess of Other Assets (-8.9%)       (2,073,940)
                                                             ------------
           Net Assets (100.0%)                               $ 23,249,633
                                                             ============

Notes to the Schedule of Investments:
 * Non-income producing.
** Represents investments of security lending collateral (Note 3).

26
See accompanying notes to financial statements.

  TCW Galileo Large Cap Value Fund

--------------------------------------------------------------------------------
Schedule of Investments                                         October 31, 1999

 Number of
  Shares   Common Stock                                 Value
 --------- ------------                              -----------
           Aerospace/Defense (1.8% of Net Assets)
    15,600 Boeing Co.                                $   718,575
     2,200 Lockheed Martin Corp.                          44,000
     1,100 Northrop Grumman Corp.                         60,363
    10,500 Raytheon Co., Class B                         305,813
     1,100 United Technologies Corp.                      66,550
                                                     -----------
           Total Aerospace/Defense                     1,195,301
                                                     -----------
           Automotive (5.0%)
    88,212 Delphi Automotive Systems Corp.             1,449,985
    16,400 Ford Motor Co.                                899,950
    14,100 General Motors Corp.                          990,525
                                                     -----------
           Total Automotive                            3,340,460
                                                     -----------
           Banking (6.0%)
     4,720 Bank One Corp.                                177,295
    19,400 BankAmerica Corp.                           1,248,875
    11,400 Chase Manhattan Corp.                         996,075
     8,100 Fifth Third Bancorp                           597,881
    19,800 Wells Fargo & Co.                             947,925
                                                     -----------
           Total Banking                               3,968,051
                                                     -----------
           Banking & Financial Services (22.0%)
     5,200 American Express Co.                          800,800
    19,700 Associates First Capital Corp., Class A       719,050
    49,550 Citigroup, Inc.                             2,681,894
    26,500 Federal Home Loan Mortgage Corp.            1,432,656
    21,800 Federal National Mortgage Association       1,542,350
     4,500 Golden West Financial Corp.                   502,875
    16,300 Household International, Inc.                 727,388
     8,300 J.P. Morgan & Company, Inc.                 1,086,263
     6,900 Merrill Lynch & Company, Inc.                 541,650
    12,400 Morgan Stanley Dean Witter & Co.            1,367,875
    27,100 Schwab (Charles) Corp.                      1,055,206
    42,200 T. Rowe Price Associates, Inc.              1,498,100
     7,200 Wachovia Corp.                                621,000
                                                     -----------
           Total Banking & Financial Services         14,577,107
                                                     -----------
           Beverages, Food & Tobacco (0.7%)
    18,300 Philip Morris Companies, Inc.                 460,931
                                                     -----------
           Chemicals (2.6%)
       600 Dow Chemical Co.                               70,950
     5,100 Du Pont (E.I.) De Nemours & Co.               328,631
    57,000 Occidental Petroleum Corp.                  1,300,313
                                                     -----------
           Total Chemicals                             1,699,894
                                                     -----------

                                                                            27
See accompanying notes to financial statements.

  TCW Galileo Large Cap Value Fund

--------------------------------------------------------------------------------
Schedule of Investments (Continued)

 Number of
  Shares                                                Value
 ---------                                           -----------
           Computer Services (2.3%)
    28,200 Compaq Computer Corp.                     $   535,800
    13,200 Hewlett-Packard Co.                           977,625
                                                     -----------
           Total Computer Services                     1,513,425
                                                     -----------
           Cosmetics & Household Products (2.0%)
    36,100 Gillette Co.                                1,306,369
                                                     -----------
           Electronics (3.4%)
     3,100 Applied Materials, Inc.                       278,419*
     6,400 Emerson Electric Co.                          384,400
       600 Honeywell, Inc.                                63,263
    13,400 Motorola, Inc.                              1,305,663
     2,700 Texas Instruments, Inc.                       242,325
                                                     -----------
           Total Electronics                           2,274,070
                                                     -----------
           Energy & Oil Services (17.6%)
    64,500 Baker Hughes, Inc.                          1,801,969
     4,300 Chevron Corp.                                 392,644
    12,900 Enron Corp.                                   515,194
    36,500 Exxon Corp.                                 2,703,281
    37,100 Halliburton Co.                             1,398,206
    10,800 Mobil Corp.                                 1,042,200
    28,100 Royal Dutch Petroleum Co. (Netherlands)     1,684,244
    51,800 Santa Fe International Corp.                1,091,038
    16,300 Schlumberger, Ltd.                            987,169
     1,000 Texaco, Inc.                                   61,375
                                                     -----------
           Total Energy & Oil Services                11,677,320
                                                     -----------
           Entertainment & Leisure (3.7%)
    40,300 Harrah's Entertainment, Inc.                1,166,181*
    50,000 The Walt Disney Co.                         1,318,750
                                                     -----------
           Total Entertainment & Leisure               2,484,931
                                                     -----------
           Food Retailers (0.1%)
     1,300 Albertson's, Inc.                              47,206
                                                     -----------
           Foods, Hotels & Restaurants (5.7%)
    27,900 McDonald's Corp.                            1,150,875
    42,600 Mirage Resorts, Inc.                          620,363*
    34,900 PepsiCo, Inc.                               1,210,594
    20,315 Tricon Global Restaurants, Inc.               816,409*
                                                     -----------
           Total Foods, Hotels & Restaurants           3,798,241
                                                     -----------

28
See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                                                                October 31, 1999

 Number of
  Shares                                                       Value
 ---------                                                  -----------
           Insurance (8.2%)
  30,300   Allstate Corp.                                   $   871,125
  18,300   American International Group, Inc.                 1,883,756
  10,000   Marsh & McLennan Companies, Inc.                     790,625
  20,500   Progressive Corp.                                  1,897,531
                                                            -----------
           Total Insurance                                    5,443,037
                                                            -----------
           Machinery (0.5%)
   7,500   Grainger (W.W.), Inc.                                317,813
                                                            -----------
           Media -- Broadcasting & Publishing (2.3%)
  21,900   Time Warner, Inc.                                  1,526,156
                                                            -----------
           Metals (1.0%)
   6,400   Alcoa, Inc.                                          388,800
   4,500   Phelps Dodge Corp.                                   253,688
                                                            -----------
           Total Metals                                         642,488
                                                            -----------
           Paper & Forest Products (2.6%)
  65,500   Fort James Corp.                                   1,723,469
                                                            -----------
           Pharmaceuticals (2.1%)
  25,900   Pharmacia & Upjohn, Inc.                           1,396,981
                                                            -----------
           Telecommunications (3.0%)
   1,100   AT&T Corp.                                            51,425
   2,100   Bell Atlantic Corp.                                  136,369
   7,200   BellSouth Corp.                                      324,000
   7,700   Sprint Corp. (FON Group)                             572,206
  28,100   Williams Communications Group, Inc.                  895,688*
                                                            -----------
           Total Telecommunications                           1,979,688
                                                            -----------
           Transportation (6.6%)
  37,400   Burlington Northern Santa Fe Corp.                 1,192,125
  28,000   Delta Air Lines, Inc.                              1,524,250
  15,200   FDX Corp.                                            654,550*
  15,200   UAL Corp.                                          1,034,550*
                                                            -----------
           Total Transportation                               4,405,475
                                                            -----------
           Utilities (0.3%)
   3,800   Duke Energy Corp.                                    214,700
                                                            -----------
           Total Common Stock (Cost: $61,277,995) (99.5%)    65,993,113
                                                            -----------

                                                                            29
See accompanying notes to financial statements.

  TCW Galileo Large Cap Value Fund

--------------------------------------------------------------------------------
Schedule of Investments (Continued)

 Principal
   Amount   Short-Term Investments                                  Value
 ---------- ----------------------                               -----------
 $   86,130 Bank of Montreal, 5.19%, due 11/01/99                $    86,130**
    746,208 BankBoston Corp., 5.5%, due 11/01/99                     746,208**
     63,776 Investors Bank and Trust Depository Reserve, 4.3%,
             due 11/01/99                                             63,776
    478,962 Merrimac Money Market Fund                               478,962**
                                                                 -----------
            Total Short-Term Investments (Cost: $1,375,076)
             (2.1%)                                                1,375,076
                                                                 -----------
            Total Investments (Cost: $62,653,071) (101.6%)        67,368,189
            Liabilities in Excess of Other Assets (-1.6%)         (1,075,712)
                                                                 -----------
            Net Assets (100.0%)                                  $66,292,477
                                                                 ===========

Notes to the Schedule of Investments:
 * Non-income producing.
** Represents investments of security lending collateral (Note 3).

See accompanying notes to financial statements.

  TCW Galileo Select Equities Fund

--------------------------------------------------------------------------------
Schedule of Investments                                         October 31, 1999

 Number of
   Shares   Common Stock                                           Value
 ---------- ------------                                        -----------
            Banking & Financial Services (8.7% of Net Assets)
     10,955 Goldman Sachs Group, Inc.                           $   777,805
     74,400 Providian Financial Corp.                             8,109,600
    252,792 Schwab (Charles) Corp.                                9,843,089
    222,335 T. Rowe Price Associates, Inc.                        7,892,893
                                                                -----------
            Total Banking & Financial Services                   26,623,387
                                                                -----------
            Commercial Services (2.8%)
    217,835 Paychex, Inc.                                         8,577,253
                                                                -----------
            Computer Services (5.0%)
    386,079 Dell Computer Corp.                                  15,491,420*
                                                                -----------
            Computer Software (13.6%)
    126,769 Microsoft Corp.                                      11,734,056*
    273,623 Siebel Systems, Inc.                                 30,047,226*
                                                                -----------
            Total Computer Software                              41,781,282
                                                                -----------
            Cosmetics & Household Products (3.0%)
    100,065 Gillette Co.                                          3,621,102
     53,016 Procter & Gamble Co.                                  5,560,053
                                                                -----------
            Total Cosmetics & Household Products                  9,181,155
                                                                -----------
            Electronics (15.6%)
    179,133 Applied Materials, Inc.                              16,088,383*
    194,876 Intel Corp.                                          15,090,710
    214,211 Maxim Integrated Products, Inc.                      16,909,281*
                                                                -----------
            Total Electronics                                    48,088,374
                                                                -----------
            Energy & Oil Services (2.1%)
    160,810 Enron Corp.                                           6,422,349
                                                                -----------
            Foods, Hotels & Restaurants (2.7%)
     20,848 Coca-Cola Co.                                         1,230,032
    494,400 Mirage Resorts, Inc.                                  7,199,700*
                                                                -----------
            Total Foods, Hotels & Restaurants                     8,429,732
                                                                -----------
            Insurance (6.5%)
     57,125 American International Group, Inc.                    5,880,305
    151,634 Progressive Corp.                                    14,035,622
                                                                -----------
            Total Insurance                                      19,915,927
                                                                -----------
            Media -- Broadcasting & Publishing (8.5%)
    158,853 Cox Communications, Inc.                              7,217,883*
    253,803 Pixar, Inc.                                           9,660,377*
    132,161 Time Warner, Inc.                                     9,209,970
                                                                -----------
            Total Media -- Broadcasting & Publishing             26,088,230
                                                                -----------

See accompanying notes to financial statements.

  TCW Galileo Select Equities Fund

--------------------------------------------------------------------------------
Schedule of Investments (Continued)

  Number of
   Shares                                                           Value
 -----------                                                     ------------
              Pharmaceuticals (7.8%)
      80,600  Biogen, Inc.                                       $  5,974,475*
     249,429  Pfizer, Inc.                                          9,852,446
     104,076  Warner-Lambert Co.                                    8,306,566
                                                                 ------------
              Total Pharmaceuticals                                24,133,487
                                                                 ------------
              Retail (6.0%)
     175,969  Home Depot, Inc.                                     13,285,660
     148,778  Safeway, Inc.                                         5,253,723*
                                                                 ------------
              Total Retail                                         18,539,383
                                                                 ------------
              Telecommunications (7.5%)
     229,328  Cisco Systems, Inc.                                  16,970,272*
      92,338  Lucent Technologies, Inc.                             5,932,717
                                                                 ------------
              Total Telecommunications                             22,902,989
                                                                 ------------
              Transportation (4.5%)
     292,369  Kansas City Southern Industries, Inc.                13,869,254
                                                                 ------------
              Total Common Stock (Cost: $189,570,803) (94.3%)     290,044,222
                                                                 ------------

  Principal
   Amount     Short-Term Investments
 -----------  ----------------------
 $ 2,269,371  Bank of Montreal, 5.19%, due 11/01/99                 2,269,371**
   1,657,468  Bank of Nova Scotia, 5.35%, due 11/08/99              1,657,468**
   1,802,140  BankBoston Corp., 5.5%, due 11/01/99                  1,802,140**
  17,560,108  Investors Bank and Trust Depository Reserve,
               4.3%, due 11/01/99                                  17,560,108
   4,370,576  Janus Money Market Fund                               4,370,576**
  12,350,962  Merrimac Money Market Fund                           12,350,962**
  12,100,000  Royal Bank of Scotland, 5.25%, due 11/01/99          12,100,000**
                                                                 ------------
              Total Short-Term Investments (Cost: $52,110,625)
               (16.9%)                                             52,110,625
                                                                 ------------
              Total Investments (Cost: $241,681,428) (111.2%)     342,154,847
              Liabilities in Excess of Other Assets (-11.2%)      (34,498,106)
                                                                 ------------
              Net Assets (100.0%)                                $307,656,741
                                                                 ============

Notes to the Schedule of Investments:
 * Non-income producing.
** Represents investments of security lending collateral (Note 3).

See accompanying notes to financial statements.

  TCW Galileo Small Cap Growth Fund

--------------------------------------------------------------------------------
Schedule of Investments                                         October 31, 1999


 Number of
  Shares   Common Stock                                 Value
 --------- ------------                              ------------
           Advertising (0.0% of Net Assets)
         1 Ventiv Health, Inc.                       $          5*
                                                     ------------
           Banking (0.7%)
    51,200 NextCard, Inc.                               1,596,800*
                                                     ------------
           Banking & Financial Services (0.6%)
    56,400 Telebanc Financial Corp.                     1,353,600*
                                                     ------------
           Commercial Services (8.9%)
    50,600 CBT Group PLC (ADR) (Ireland)                1,043,625*
    66,500 Corporate Executive Board Co.                2,510,375*
    84,400 GoTo.com, Inc.                               4,810,800*
   124,900 HNC Software, Inc.                           4,988,194*
    36,300 HotJobs.com, Ltd.                              837,169*
    27,300 MedQuist, Inc.                                 873,600*
    17,100 Navisite, Inc.                                 803,700*
    25,900 Online Resources & Communications Corp.        275,188*
    50,000 Pegasus Systems, Inc.                        2,137,500*
    83,100 Whittman-Hart, Inc.                          3,194,156*
                                                     ------------
           Total Commercial Services                   21,474,307
                                                     ------------
           Computer Services (19.0%)
    40,500 About.com                                    1,913,625*
    14,700 Agile Software Corp.                         1,440,600*
     1,400 Akamai Technologies, Inc.                      203,263*
    32,000 Checkfree Holdings Corp.                     1,196,000*
     2,300 Commerce One, Inc.                             393,875*
    39,900 Critical Path, Inc.                          1,825,425*
    38,700 Digex, Inc.                                  1,107,788*
    28,500 Exchange Applications, Inc.                    776,625*
    53,500 InfoSpace.com, Inc.                          2,975,938*
     5,500 InterNAP Network Services Corp.                508,063*
    67,600 International Integration, Inc.              4,368,650*
    25,200 Lason, Inc.                                    936,339*
    47,200 Lycos, Inc.                                  2,525,200*
    46,800 Macromedia, Inc.                             3,015,675*
    34,000 Mercury Interactive Corp.                    2,758,250*
     1,600 Packeteer, Inc.                                 54,400*
    12,400 Paradyne Networks, Inc.                        376,650*
    39,300 Predictive Systems, Inc.                     1,709,550*
    19,800 Proxicom, Inc.                               1,519,650*
    15,400 Scient Corp.                                 1,907,675*
    42,000 VeriSign, Inc.                               5,187,000*
    34,500 Viant Corp.                                  3,432,750*
    31,746 Yahoo!, Inc.                                 5,684,518*
                                                     ------------
           Total Computer Services                     45,817,509
                                                     ------------

See accompanying notes to financial statements.

  TCW Galileo Small Cap Growth Fund

--------------------------------------------------------------------------------
Schedule of Investments (Continued)

 Number of
  Shares                                                        Value
 ---------                                                   ------------
           Computer Software (19.9%)
   196,800 Citrix Systems, Inc.                              $ 12,619,800*
    14,900 Great Plains Software, Inc.                            826,950*
    20,500 Informatica Corp.                                    1,481,125*
    17,700 Intertrust Technologies Corp.                          964,650*
    12,400 Interwoven, Inc.                                       971,850*
   177,000 Legato Systems, Inc.                                 9,513,750*
    13,700 Mission Critical Software, Inc.                        806,588*
    72,800 Peregrine Systems, Inc.                              3,194,100*
    39,300 Quest Software, Inc.                                 2,898,375*
    78,000 Siebel Systems, Inc.                                 8,565,375*
    30,300 Software.com, Inc.                                   2,039,569*
    97,800 Technology Solutions Co.                             2,004,900*
    35,200 Tibco Software, Inc.                                 1,372,800*
     5,900 Vignette Corp.                                         932,200*
                                                             ------------
           Total Computer Software                             48,192,032
                                                             ------------
           Electronics (8.9%)
    30,000 Cymer, Inc.                                          1,108,125*
    46,200 Galileo Technology, Inc.                             1,056,825*
     1,900 JNI Corp.                                              101,531*
    61,400 Maxim Integrated Products, Inc.                      4,846,763*
    73,600 Micrel, Inc.                                         4,002,000*
    30,400 MIPS Technologies, Inc.                                877,800*
    19,700 Power Integrations, Inc.                             2,008,169*
    85,400 Semtech Corp.                                        3,271,888*
    46,400 Silicon Image, Inc.                                  2,050,300*
    21,900 Transwitch Corp.                                     1,030,669*
    50,600 Varian Semiconductor Equipment Associates, Inc.      1,144,825*
     1,800 Vixel Corp.                                             57,600*
                                                             ------------
           Total Electronics                                   21,556,495
                                                             ------------
           Entertainment & Leisure (7.3%)
    33,200 Championship Auto Racing Teams, Inc.                   761,525
   132,400 Gemstar International Group, Ltd.                   11,502,250*
    36,000 Macrovision Corp.                                    2,038,500*
    37,050 SFX Entertainment, Inc.                              1,294,434*
    45,000 Westwood One, Inc.                                   2,075,625*
                                                             ------------
           Total Entertainment & Leisure                       17,672,334
                                                             ------------
           Healthcare (2.6%)
   186,450 Dendrite International, Inc.                         5,849,869*
    44,600 Trizetto Group, Inc.                                   446,000*
                                                             ------------
           Total Healthcare                                     6,295,869
                                                             ------------
           Machinery (0.1%)
    10,700 Dycom Industries, Inc.                                 348,419*
                                                             ------------


See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                                                                October 31, 1999

 Number of
  Shares                                                        Value
 ---------                                                   ------------
           Media -- Broadcasting & Publishing (7.2%)
    36,400 Citadel Communications, Corp.                     $  1,758,575*
    69,700 Clear Channel Communications, Inc.                   5,602,138*
    19,900 Cox Radio, Inc.                                      1,393,000*
    35,400 Emmis Communications Corp.                           2,553,225*
    18,600 Entercom Communications Corp.                          926,513*
    42,800 Radio One, Inc.                                      2,134,650*
    29,700 Spanish Broadcasting System, Inc.                      790,763*
    40,400 TiVo, Inc.                                           1,732,150*
    13,200 Wink Communications, Inc.                              463,650*
                                                             ------------
           Total Media -- Broadcasting & Publishing            17,354,664
                                                             ------------
           Pharmaceuticals (1.4%)
    65,100 Alkermes, Inc.                                       2,298,844
    14,800 Andrx Corp.                                            706,700*
    32,000 Geltex Pharmaceuticals, Inc.                           394,000*
                                                             ------------
           Total Pharmaceuticals                                3,399,544
                                                             ------------
           Retail (5.6%)
    31,400 Ann Taylor Stores, Inc.                              1,336,463*
    32,700 barnesandnoble.com, Inc.                               600,863*
    77,000 Bed, Bath & Beyond, Inc.                             2,565,063*
    77,850 Cost Plus, Inc.                                      2,841,525*
    37,925 Dollar Tree Stores, Inc.                             1,652,108*
    19,400 Drugstore.com, Inc.                                    705,675*
    78,400 E4L, Inc.                                              205,800*
    52,100 Linens 'N Things Inc.                                2,070,975*
    50,200 Pacific Sunwear of California, Inc.                  1,515,413*
                                                             ------------
           Total Retail                                        13,493,885
                                                             ------------
           Telecommunications (12.7%)
       600 Allied Riser Communications, Inc.                       10,838*
    58,000 AT & T Canada, Inc.                                  1,870,500*
   168,084 CSG Systems International, Inc.                      5,767,382*
   201,800 Exodus Communications, Inc.                         17,354,800*
   151,500 Verio, Inc.                                          5,652,844*
                                                             ------------
           Total Telecommunications                            30,656,364
                                                             ------------
           Utilities (0.6%)
    53,700 Independent Energy Holdings PLC (ADR)                1,453,256*
                                                             ------------
           Total Common Stock (Cost: $100,316,647) (95.5%)    230,665,083
                                                             ------------


See accompanying notes to financial statements.

  TCW Galileo Small Cap Growth Fund

--------------------------------------------------------------------------------
Schedule of Investments (Continued)

  Principal
   Amount    Short-Term Investments                                Value
 ----------- ----------------------                             ------------
 $ 2,545,691 Bank of Montreal, 5.19%, due 11/01/99              $  2,545,691**
   8,320,658 Bank of Nova Scotia, 5.35%, due 11/08/99              8,320,658**
   8,391,561 BankBoston Corp., 5.5%, due 11/01/99                  8,391,561**
  14,032,689 Investors Bank and Trust Depository Reserve,
              4.3%, due 11/01/99                                  14,032,689
   2,938,519 Janus Money Market Fund                               2,938,519**
   9,760,971 Merrimac Money Market Fund                            9,760,971**
   6,800,000 Royal Bank of Scotland, 5.25%, due 11/01/99           6,800,000**
                                                                ------------
             Total Short-Term Investments (Cost: $52,790,089)
              (21.9%)                                             52,790,089
                                                                ------------
             Total Investments (Cost: $153,106,736) (117.4%)     283,455,172
             Liabilities in Excess of Other Assets (-17.4%)      (41,992,038)
                                                                ------------
             Net Assets (100.0%)                                $241,463,134
                                                                ============

Notes to the Schedule of Investments:

 * Non-income producing.

** Represents investments of security lending collateral (Note 3).

See accompanying notes to financial statements.

  TCW Galileo Value Opportunities Fund

--------------------------------------------------------------------------------
Schedule of Investments                                         October 31, 1999


Number of
 Shares            Common Stock                                             Value
---------          ------------                                           ----------
                   Banking (5.7% of Net Assets)
    6,600          Astoria Financial Corp.                                $  237,600
   21,700          Hudson United Bancorp                                     682,194
   42,400          Peoples Heritage Financial Group, Inc.                    805,600
                                                                          ----------
                   Total Banking                                           1,725,394
                                                                          ----------
                   Beverages, Food & Tobacco (1.8%)
   28,300          Universal Foods Corp.                                     541,238
                                                                          ----------
                   Building Materials (4.6%)
   45,000          Johns Manville Corp.                                      492,188
   14,900          Martin Marietta Materials, Inc.                           580,169
    6,400          Southdown, Inc.                                           309,200
                                                                          ----------
                   Total Building Materials                                1,381,557
                                                                          ----------
                   Chemicals (3.7%)
   70,800          CK Witco Corp.                                            663,750
   13,300          Mallinckrodt, Inc.                                        451,369
                                                                          ----------
                   Total Chemicals                                         1,115,119
                                                                          ----------
                   Commercial Services (1.9%)
   19,800          Dun & Bradstreet Corp.                                    581,625
                                                                          ----------
                   Computer Services (10.4%)
   50,800          Cambridge Technology Partners, Inc.                       561,975*
   19,200          Keane, Inc.                                               451,200*
   54,100          Mentor Graphics Corp.                                     436,181*
   15,900          NCR Corp.                                                 526,688*
   74,000          Read-Rite Corp.                                           291,375*
    5,100          Seagate Technology, Inc.                                  150,131*
   19,500          Shared Medical Systems Corp.                              736,125
                                                                          ----------
                   Total Computer Services                                 3,153,675
                                                                          ----------
                   Construction (1.0%)
   19,000          Lennar Corp.                                              312,313
                                                                          ----------
                   Electronics (13.0%)
   18,600          Anixter International, Inc.                               388,275*
   46,500          Arrow Electronics, Inc.                                 1,014,281*
   46,400          International Rectifier Corp.                             901,900*
   11,900          Millipore Corp.                                           379,313
   18,000          Molex, Inc., Class A                                      594,000
   26,450          Vishay Intertechnology, Inc.                              646,372*
                                                                          ----------
                   Total Electronics                                       3,924,141
                                                                          ----------

See accompanying notes to financial statements.

  TCW Galileo Value Opportunities Fund

--------------------------------------------------------------------------------
Schedule of Investments (Continued)

 Number of
  Shares                                                 Value
 ---------                                             ----------
           Energy & Oil Services (3.8%)
    52,600 Pride International, Inc.                   $  723,250*
    16,700 Talisman Energy, Inc.                          434,200*
                                                       ----------
           Total Energy & Oil Services                  1,157,450
                                                       ----------
           Entertainment & Leisure (0.9%)
    12,500 Polaroid Corp.                                 278,906
                                                       ----------
           Food Retailers (3.8%)
    15,800 Albertson's, Inc.                              573,738
     8,000 Hannaford Brothers Co.                         560,500
                                                       ----------
           Total Food Retailers                         1,134,238
                                                       ----------
           Foods, Hotels & Restaurants (4.3%)
    15,600 Dean Foods Co.                                 721,500
    40,800 Mirage Resorts, Inc.                           594,150*
                                                       ----------
           Total Foods, Hotels & Restaurants            1,315,650
                                                       ----------
           Healthcare (10.6%)
   122,900 Beverly Enterprises, Inc.                      483,919*
    57,300 Health Management Associates, Inc.             508,538*
    67,800 Henry Schein, Inc.                             881,400*
    34,400 McKesson HBOC, Inc.                            690,150
    67,700 Omnicare, Inc.                                 626,225
                                                       ----------
           Total Healthcare                             3,190,232
                                                       ----------
           Insurance (1.5%)
    33,200 Old Republic International Corp.               454,425
                                                       ----------
           Machinery (8.2%)
    29,974 Albany International Corp., Class A            455,230*
    24,000 Applied Power, Inc.                            697,500
    34,200 Crane Co.                                      698,963
    47,700 Unova, Inc.                                    635,006*
                                                       ----------
           Total Machinery                              2,486,699
                                                       ----------
           Media -- Broadcasting & Publishing (1.3%)
    12,000 Readers Digest Association, Inc., Class A      387,000
                                                       ----------
           Medical Supplies (2.1%)
    24,800 Becton Dickinson & Co.                         629,300
                                                       ----------
           Paper & Forest Products (1.0%)
    14,000 Smurfit-Stone Container Corp.                  302,750*
                                                       ----------
           Retail (8.9%)
    46,100 Borders Group, Inc.                            599,300*
    40,000 Consolidated Stores Corp.                      732,500*
    25,800 Jostens, Inc.                                  545,025
    47,500 Saks, Inc.                                     816,406*
                                                       ----------
           Total Retail                                 2,693,231
                                                       ----------

See accompanying notes to financial statements.

                                                [LOGO OF TCW GALILEO FUNDS INC.]
--------------------------------------------------------------------------------
                                                                October 31, 1999

 Number of
   Shares                                                           Value
 ----------                                                      -----------
            Textiles, Clothing & Fabrics (5.9%)
     18,600 Jones Apparel Group, Inc.                            $   588,225*
     17,000 Liz Claiborne, Inc.                                      680,000
     35,700 Warnaco Group, Inc.                                      508,725
                                                                 -----------
            Total Textiles, Clothing & Fabrics                     1,776,950
                                                                 -----------
            Transportation (1.0%)
   10,400   Trinity Industries, Inc.                                 310,050
                                                                 -----------
            Total Common Stock (Cost: $29,003,147) (95.4%)        28,851,943
                                                                 -----------
 Principal
   Amount   Short-Term Investments
 ---------- ----------------------
 $   76,757 Bank of Montreal, 5.19%, due 11/01/99                     76,757**
    784,816 BankBoston Corp., 5.5%, due 11/01/99                     784,816**
  2,233,331 Investors Bank and Trust Depository Reserve, 4.3%,
             due 11/01/99                                          2,233,331
    307,027 Merrimac Money Market Fund                               307,027**
                                                                 -----------
            Total Short-Term Investments (Cost: $3,401,931)
             (11.3%)                                               3,401,931
                                                                 -----------
            Total Investments (Cost: $32,405,078) (106.7%)        32,253,874
            Liabilities in Excess of Other Assets (-6.7%)         (2,016,058)
                                                                 -----------
            Net Assets (100.0%)                                  $30,237,816
                                                                 ===========

Notes to the Schedule of Investments:
 * Non-income producing.
** Represents investments of security lending collateral (Note 3).

See accompanying notes to financial statements.

  TCW Galileo Funds, Inc.

--------------------------------------------------------------------------------
  U.S. Equities

Statements of Assets and Liabilities                            October 31, 1999

                                            TCW Galileo
                                            Aggressive  TCW Galileo TCW Galileo
                                              Growth    Convertible  Earnings
                                             Equities   Securities   Momentum
                                               Fund        Fund        Fund
                                            ----------- ----------- -----------
                                                Dollar Amounts in Thousands
                                                (Except per Share Amounts)
ASSETS
 Investments, at Value (/1/)                 $ 210,204   $  51,881   $  24,299
 Receivables for Securities Sold                 2,098       1,853         317
 Receivable for Fund Shares Sold                   184          --          --
 Interest and Dividends Receivable                  44         312           4
 Deferred Organization Costs                         1           1          --
                                             ---------   ---------   ---------
  Total Assets                                 212,531      54,047      24,620
                                             ---------   ---------   ---------
LIABILITIES
 Payables for Securities Purchased               2,035       3,218         249
 Payables Upon Return of Securities Loaned
  (Note 3)                                      39,750         909       2,461
 Accrued Management Fees                           135          30          23
 Other Accrued Expenses                             51          60          49
                                             ---------   ---------   ---------
  Total Liabilities                             41,971       4,217       2,782
                                             ---------   ---------   ---------
NET ASSETS                                   $ 170,560   $  49,830   $  21,838
                                             =========   =========   =========
NET ASSETS CONSIST OF:
 Paid-in Capital                             $  47,800   $  37,938   $     915
 Undistributed Net Realized Gain on
  Investments                                   35,948       6,595      14,880
 Unrealized Appreciation on Investments         90,151       5,111       8,627
 Undistributed Net Investment Income (Loss)     (3,339)        186      (2,584)
                                             ---------   ---------   ---------
NET ASSETS                                   $ 170,560   $  49,830   $  21,838
                                             =========   =========   =========
NET ASSETS ATTRIBUTABLE TO:
 Institutional Class Shares                  $ 168,193   $  49,830   $  21,838
                                             =========   =========   =========
 Advisory Class Shares                       $   2,367   $      --   $      --
                                             =========   =========   =========
CAPITAL SHARES OUTSTANDING:
 Institutional Class                         7,546,207   3,937,227   1,444,253
                                             =========   =========   =========
 Advisory Class                                106,267          --          --
                                             =========   =========   =========
NET ASSET VALUE PER SHARE:
 Institutional Class                         $   22.29   $   12.66   $   15.12
                                             =========   =========   =========
 Advisory Class                              $   22.27   $      --   $      --
                                             =========   =========   =========

(1) The identified cost for the TCW Galileo Aggressive Growth Equities Fund, TCW Galileo Convertible Securities Fund and the TCW Galileo Earnings Momen-tum Fund was $120,053, $46,770 and $15,672, respectively.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Statements of Assets and Liabilities                            October 31, 1999

                            TCW        TCW        TCW         TCW          TCW
                          Galileo    Galileo    Galileo     Galileo      Galileo
                         Large Cap  Large Cap    Select    Small Cap      Value
                          Growth      Value     Equities    Growth    Opportunities
                           Fund       Fund        Fund       Fund         Fund
                         ---------  ---------  ----------  ---------  -------------
                                      Dollar Amounts in Thousands
                                       (Except per Share Amounts)
ASSETS
 Investments, at Value
  (/1/)                  $  25,324  $  67,368  $  342,155  $ 283,455    $  32,254
 Receivables for
  Securities Sold            1,330        335          --        774           --
 Receivables for Fund
  Shares Sold                    1         --         221      1,732           --
 Interest and Dividends
  Receivable                    10         66         151         50           18
 Deferred Organization
  Costs                         --         --          --         --            3
                         ---------  ---------  ----------  ---------    ---------
  Total Assets              26,665     67,769     342,527    286,011       32,275
                         ---------  ---------  ----------  ---------    ---------
LIABILITIES
 Payables for Securities
  Purchased                     26         62          --      5,514          793
 Payables for Fund
  Shares Redeemed               --         --          31         32           --
 Payables Upon Return of
  Securities Loaned
  (Note 3)                   2,463      1,311      34,551     38,757        1,169
 Accrued Management Fees        11         29         178        184           21
 Other Accrued Expenses        915         75         110         61           54
                         ---------  ---------  ----------  ---------    ---------
  Total Liabilities          3,415      1,477      34,870     44,548        2,037
                         ---------  ---------  ----------  ---------    ---------
NET ASSETS               $  23,250  $  66,292  $  307,657  $ 241,463    $  30,238
                         =========  =========  ==========  =========    =========
NET ASSETS CONSIST OF:
 Paid-in Capital         $  14,872  $  64,413  $  152,342  $  94,450    $  27,338
 Undistributed Net
  Realized Gain
  (Loss) on Investments      1,692     (3,289)     55,833     22,008        3,104
 Unrealized Appreciation
  (Depreciation) on
  Investments                6,800      4,715     100,474    130,348         (151)
 Undistributed Net
  Investment Income
  (Loss)                      (114)       453        (992)    (5,343)         (53)
                         ---------  ---------  ----------  ---------    ---------
NET ASSETS               $  23,250  $  66,292  $  307,657  $ 241,463    $  30,238
                         =========  =========  ==========  =========    =========
NET ASSETS ATTRIBUTABLE
 TO:
 Institutional Class
  Shares                 $  23,164  $  66,234  $  288,546  $ 240,792    $  30,238
                         =========  =========  ==========  =========    =========
 Advisory Class Shares   $      86  $      58  $   19,111  $     671    $      --
                         =========  =========  ==========  =========    =========
CAPITAL SHARES
 OUTSTANDING:
 Institutional Class     1,396,944  5,605,929  13,947,435  7,814,481    2,691,623
                         =========  =========  ==========  =========    =========
 Advisory Class              5,161      4,972     924,774     21,820           --
                         =========  =========  ==========  =========    =========
NET ASSET VALUE PER
 SHARE:
 Institutional Class     $   16.58  $   11.82  $    20.69  $   30.81    $   11.23
                         =========  =========  ==========  =========    =========
 Advisory Class          $   16.60  $   11.79  $    20.67  $   30.74    $      --
                         =========  =========  ==========  =========    =========

(1) The identified cost for the TCW Galileo Large Cap Growth Fund, the TCW Galileo Large Cap Value Fund, the TCW Galileo Select Equities Fund, the TCW Galileo Small Cap Growth Fund and the TCW Galileo Value Opportunities Fund was $18,524, $62,653, $241,681, $153,107 and $32,405, respectively.

                                                                            41
See accompanying notes to financial statements.

  TCW Galileo Funds, Inc.

--------------------------------------------------------------------------------
  U.S. Equities

Statements of Operations                             Year Ended October 31, 1999


                                              TCW
                                            Galileo                 TCW
                                           Aggressive TCW Galileo Galileo
                                             Growth   Convertible Earnings
                                            Equities  Securities  Momentum
                                              Fund       Fund       Fund
                                           ---------- ----------- --------
                                             Dollar Amounts in Thousands
INVESTMENT INCOME
Income:
 Dividends                                  $    78     $   733   $     1
 Interest (Note 2)                              408       1,274        43
                                            -------     -------   -------
  Total                                         486       2,007        44
                                            -------     -------   -------
Expenses:
 Management Fees                              1,384         330       280
 Accounting Service Fees                         35          23        21
 Administration Fees                             30          13        10
 Transfer Agent Fees -- Institutional
  Class                                          40          26        31
 Transfer Agent Fees -- Advisory Class            8          --        --
 Custodian Fees                                  14          14        21
 Professional Fees                               39          22        19
 Directors' Fees & Expenses                       7           7         7
 Registration Fees -- Institutional Class         7          --        --
 Registration Fees -- Advisory Class             35          --        --
 Distribution Fees -- Advisory Class (Note
  2)                                              2          --        --
 Amortization of Deferred Organization
  Costs                                          --           1        --
 Other                                           29          18        19
                                            -------     -------   -------
Total Expenses                                1,630         454       408
Less Expenses Borne by Investment Advisor        47          --        --
                                            -------     -------   -------
Net Expenses                                  1,583         454       408
                                            -------     -------   -------
Net Investment Income (Loss)                 (1,097)      1,553      (364)
                                            -------     -------   -------
NET REALIZED AND UNREALIZED GAIN ON
 INVESTMENTS
 Net Realized Gain on Investments            32,828       5,420    10,386
 Change in Unrealized Appreciation
  (Depreciation) on Investments              63,049       4,528      (121)
                                            -------     -------   -------
Net Realized and Unrealized Gain on
 Investments                                 95,877       9,948    10,265
                                            -------     -------   -------
INCREASE IN NET ASSETS RESULTING FROM
 OPERATIONS                                 $94,780     $11,501   $ 9,901
                                            =======     =======   =======

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Statements of Operations                             Year Ended October 31, 1999

                              TCW      TCW                TCW
                            Galileo  Galileo    TCW     Galileo
                             Large    Large   Galileo    Small     TCW Galileo
                              Cap      Cap     Select     Cap         Value
                            Growth    Value   Equities   Growth   Opportunities
                             Fund     Fund      Fund      Fund        Fund
                            -------  -------  --------  --------  -------------
                                      Dollar Amounts in Thousands
INVESTMENT INCOME
Income:
 Dividends                  $   97   $  899   $   665   $      1     $  247
 Interest (Note 2)              21       91       536        341         70
                            ------   ------   -------   --------     ------
  Total                        118      990     1,201        342        317
                            ------   ------   -------   --------     ------
Expenses:
 Management Fees                97      330     1,824      1,706        235
 Accounting Service Fees        22       29        58         41         22
 Administration Fees            14       23        61         38         12
 Transfer Agent Fees --
   Institutional Class          15       27        44         41         24
 Transfer Agent Fees --
   Advisory Class                8        8         8          8         --
 Custodian Fees                  8       18         8         28          7
 Professional Fees              24       31        51         43         21
 Directors' Fees and
  Expenses                       7        7         7          7          7
 Registration Fees --
   Institutional Class          23       29        17          9         --
 Registration Fees --
   Advisory Class               35       35        34         34         --
 Distribution Fees --
   Advisory Class (Note 2)      --       --         8         --         --
 Amortization of Deferred
  Organization Costs            --       --        --          1          1
 Other                          25       23        70         38         16
                            ------   ------   -------   --------     ------
Total Expenses                 278      560     2,190      1,994        345
Less Expenses Borne by
 Investment Advisor             48       47        47         47         --
                            ------   ------   -------   --------     ------
Net Expenses                   230      513     2,143      1,947        345
                            ------   ------   -------   --------     ------
Net Investment Income
 (Loss)                       (112)     477      (942)    (1,605)       (28)
                            ------   ------   -------   --------     ------
NET REALIZED AND
 UNREALIZED
 GAIN ON INVESTMENTS
 Net Realized Gain (Loss)
  on Investments             1,680   (3,003)   21,665     20,462      3,685
 Change in Unrealized
  Appreciation on
  Investments                4,700    4,318    59,270     90,934      1,766
                            ------   ------   -------   --------     ------
 Net Realized and
  Unrealized Gain on
  Investments                6,380    1,315    80,935    111,396      5,451
                            ------   ------   -------   --------     ------
INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS  $6,268   $1,792   $79,993   $109,791     $5,423
                            ======   ======   =======   ========     ======

See accompanying notes to financial statements.

  TCW Galileo Funds, Inc.

--------------------------------------------------------------------------------
  U.S. Equities

Statements of Changes in Net Assets


                                             TCW Galileo
                                              Aggressive        TCW Galileo
                                           Growth Equities      Convertible
                                                 Fund         Securities Fund
                                           -----------------  ----------------
                                              Year Ended        Year Ended
                                             October 31,        October 31,
                                           -----------------  ----------------
                                             1999     1998     1999     1998
                                           --------  -------  -------  -------
                                             Dollar Amounts in Thousands
OPERATIONS
 Net Investment Income (Loss)              $ (1,097) $(1,027) $ 1,553  $ 1,057
 Net Realized Gain on Investments            32,828   26,267    5,420    2,821
 Change in Unrealized Appreciation
  (Depreciation) on Investments              63,049   (5,470)   4,528   (2,652)
                                           --------  -------  -------  -------
 Increase in Net Assets Resulting from
  Operations                                 94,780   19,770   11,501    1,226
                                           --------  -------  -------  -------
DISTRIBUTIONS TO SHAREHOLDERS
 Distributions from Net Investment Income        --       --   (1,264)  (1,059)
 Distributions in Excess of Net Investment
  Income                                         --       --       --     (103)
 Distributions from Net Realized Gains-
  Institutional Class                       (12,024)      --   (2,009)  (2,114)
                                           --------  -------  -------  -------
 Total Distributions to Shareholders        (12,024)      --   (3,273)  (3,276)
                                           --------  -------  -------  -------
NET CAPITAL SHARE TRANSACTIONS (NOTE 8)
 Institutional Class                            848  (70,716)  14,214   (7,452)
 Advisory Class                               2,052       --       --       --
                                           --------  -------  -------  -------
 Increase (Decrease) in Net Assets
  Resulting from Net Capital Share
  Transactions                                2,900  (70,716)  14,214   (7,452)
                                           --------  -------  -------  -------
 Increase (Decrease) in Net Assets           85,656  (50,946)  22,442   (9,502)
NET ASSETS
 Beginning of Year                           84,904  135,850   27,388   36,890
                                           --------  -------  -------  -------
 End of Year                               $170,560  $84,904  $49,830  $27,388
                                           ========  =======  =======  =======

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Statements of Changes in Net Assets

                            TCW Galileo Earnings      TCW Galileo Large Cap
                                Momentum Fund              Growth Fund
                            ----------------------  -------------------------
                                                                June 3, 1998
                                                                (Commencement
                                 Year Ended                     of Operations)
                                 October 31,        Year Ended     through
                            ----------------------  October 31,  October 31,
                               1999        1998        1999         1998
                            ----------  ----------  ----------- -------------
                                      Dollar Amounts in Thousands
OPERATIONS
 Net Investment (Loss)      $     (364) $     (650)   $  (112)     $   (2)
 Net Realized Gain on
  Investments                   10,386       4,544      1,680         451
 Change in Unrealized
  Appreciation
  (Depreciation) on
  Investments                     (121)    (11,629)     4,700         345
                            ----------  ----------    -------      ------
 Increase (Decrease) in Net
  Assets Resulting from
  Operations                     9,901      (7,735)     6,268         794
                            ----------  ----------    -------      ------
DISTRIBUTIONS TO
 SHAREHOLDERS
 Distributions from Net
  Realized Gains-
  Institutional Class           (1,596)     (6,319)      (439)         --
                            ----------  ----------    -------      ------
NET CAPITAL SHARE
 TRANSACTIONS
 (NOTE 8)
 Institutional Class           (18,766)    (55,314)     9,542       7,006
 Advisory Class                     --          --         79          --
                            ----------  ----------    -------      ------
 Increase (Decrease) in Net
  Assets Resulting from Net
  Capital Share
  Transactions                 (18,766)    (55,314)     9,621       7,006
                            ----------  ----------    -------      ------
 Increase (Decrease) in Net
  Assets                       (10,461)    (69,368)    15,450       7,800
NET ASSETS
 Beginning of Period            32,299     101,667      7,800          --
                            ----------  ----------    -------      ------
 End of Period              $   21,838  $   32,299    $23,250      $7,800
                            ==========  ==========    =======      ======

See accompanying notes to financial statements.

  TCW Galileo Funds, Inc.

--------------------------------------------------------------------------------
  U.S. Equities

Statements of Changes in Net Assets

                                                               TCW Galileo
                                  TCW Galileo Large Cap      Select Equities
                                        Value Fund                Fund
                               ---------------------------- ------------------
                                             June 3, 1998
                                           (Commencement of    Year Ended
                               Year Ended    Operations)       October 31,
                               October 31,     through      ------------------
                                  1999     October 31, 1998   1999      1998
                               ----------- ---------------- --------  --------
                                        Dollar Amounts in Thousands
OPERATIONS
 Net Investment Income (Loss)    $   477        $   36      $   (942) $   (215)
 Net Realized Gain (Loss) on
  Investments                     (3,003)         (286)       21,665    40,589
 Change in Unrealized
  Appreciation (Depreciation)
  on Investments                   4,318           159        59,270    (9,408)
                                 -------        ------      --------  --------
 Increase (Decrease) in Net
  Assets Resulting from
  Operations                       1,792           (91)       79,993    30,966
                                 -------        ------      --------  --------
DISTRIBUTIONS TO SHAREHOLDERS
 Distributions from Net
  Investment Income-
  Institutional Class                (60)           --            --        --
 Distributions from Net
  Realized Gains-
  Institutional Class                 --            --       (27,870)  (37,055)
                                 -------        ------      --------  --------
 Total Distributions to
  Shareholders                       (60)           --       (27,870)  (37,055)
                                 -------        ------      --------  --------
NET CAPITAL SHARE
 TRANSACTIONS
 (NOTE 8)
 Institutional Class              56,990         7,596        53,279    34,841
 Advisory Class                       65            --        17,390        --
                                 -------        ------      --------  --------
 Increase in Net Assets
  Resulting from Net Capital
  Share Transactions              57,055         7,596        70,669    34,841
                                 -------        ------      --------  --------
 Increase in Net Assets           58,787         7,505       122,792    28,752
NET ASSETS
 Beginning of Period               7,505            --       184,865   156,113
                                 -------        ------      --------  --------
 End of Period                   $66,292        $7,505      $307,657  $184,865
                                 =======        ======      ========  ========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Statements of Changes in Net Assets

                                         TCW Galileo Small        TCW Galileo Value
                                          Cap Growth Fund         Opportunities Fund
                                         ------------------  ----------------------------
                                                                         November 3, 1997
                                            Year Ended                   (Commencement of
                                            October 31,      Year Ended    Operations)
                                         ------------------  October 31,     through
                                           1999      1998       1999     October 31, 1998
                                         --------  --------  ----------- ----------------
                                                  Dollar Amounts in Thousands
OPERATIONS
 Net Investment Income (Loss)            $ (1,605) $ (1,245)   $   (28)      $    16
 Net Realized Gain (Loss) on
  Investments                              20,462     1,477      3,685          (581)
 Change in Unrealized Appreciation
  (Depreciation) on Investments            90,934    (7,110)     1,766        (2,809)
                                         --------  --------    -------       -------
 Increase (Decrease) in Net Assets
  Resulting from Operations               109,791    (6,878)     5,423        (3,374)
                                         --------  --------    -------       -------
DISTRIBUTIONS TO SHAREHOLDERS
 Distributions from Net Investment
  Income                                       --        --         --           (16)
 Distributions in Excess of Net
  Investment Income                            --        --         --           (25)
 Distributions from Net Realized Gains-
  Institutional Class                      (1,936)   (9,228)        --            --
                                         --------  --------    -------       -------
 Total Distributions to Shareholders       (1,936)   (9,228)        --           (41)
                                         --------  --------    -------       -------
NET CAPITAL SHARE TRANSACTIONS (NOTE 8)
 Institutional Class                       17,017   (12,600)    (3,819)       32,049
 Advisory Class                               541        --         --            --
                                         --------  --------    -------       -------
 Increase (Decrease) in Net Assets
  Resulting from Net Capital Share
  Transactions                             17,558   (12,600)    (3,819)       32,049
                                         --------  --------    -------       -------
 Increase (Decrease) in Net Assets        125,413   (28,706)     1,604        28,634
NET ASSETS
 Beginning of Period                      116,050   144,756     28,634            --
                                         --------  --------    -------       -------
 End of Period                           $241,463  $116,050    $30,238       $28,634
                                         ========  ========    =======       =======

See accompanying notes to financial statements.

  TCW Galileo Funds, Inc.

--------------------------------------------------------------------------------
  U.S. Equities

Notes to Financial Statements

Note 1 -- Organization

TCW Galileo Funds, Inc., a Maryland corporation (the "Company"), is an open-end management investment company registered under the Investment Company Act of 1940, as amended, that currently offers a selection of 20 no-load mutual funds known as the TCW Galileo Funds (the "Funds"). TCW Funds Management, Inc. (the "Advisor") is the investment advisor to the Funds. On January 3, 2000, the Ad-visor changed its name to TCW Investment Management Company, Inc. TCW London International, Limited is a sub-advisor for the TCW Galileo Asia Pacific Equi-ties Fund, the TCW Galileo Emerging Markets Equities Fund, the TCW Galileo Eu-ropean Equities Fund, the TCW Galileo International Equities Fund and the TCW Galileo Japanese Equities Fund. The advisors are registered under the Invest-ment Advisors Act of 1940. On March 25, 1999, the TCW Galileo Enhanced 500 Fund was liquidated. Each Fund has distinct investment objectives and policies. For the period November 1, 1998 through February 28, 1999, TCW Investment Manage-ment Company, Inc. was also the administrator of the Funds' day-to-day opera-tions. As of March 1, 1999, Investors Bank & Trust Company became the adminis-trator of the Funds.

The Funds' financial statements are separated into three reports: 1) U.S. Equi-ties Funds, 2) U.S. Fixed Income Funds, and 3) International Funds. However, all Funds are listed below along with their investment objectives, and are cur-rently offered by the Company.

U.S. Equities

 TCW Galileo Fund                       Investment Objective
 ----------------                       --------------------
 Convertible Securities Fund

 TCW Galileo Convertible Securities     Seeks high total return from current
  Fund                                  income and capital appreciation
                                        through investment principally in con-
                                        vertible securities.
 Non-Diversified U.S. Equity Funds

 TCW Galileo Aggressive Growth Equities Seeks long-term capital appreciation,
  Fund (formerly TCW Galileo Mid-Cap    primarily by investing in publicly-
  Growth Fund)                          traded equity securities of medium
                                        capitalization companies.

 TCW Galileo Earnings Momentum Fund     Seeks capital appreciation through in-
                                        vestment primarily in publicly-traded
                                        equity securities of companies experi-
                                        encing or expected to experience ac-
                                        celerating earnings growth.

 TCW Galileo Large Cap Growth Fund      Seeks long-term appreciation by in-
                                        vesting primarily in publicly traded
                                        equity securities of large capitaliza-
                                        tion U.S. companies with above average
                                        earnings prospects.

 TCW Galileo Large Cap Value Fund       Seeks long-term capital appreciation
                                        by investing primarily in publicly
                                        traded equity securities of large cap-
                                        italization companies.

 TCW Galileo Select Equities Fund       Emphasizes capital appreciation and
  (formerly TCW Galileo Core Equities   preservation with focus on long-term
  Fund)                                 results.

 TCW Galileo Small Cap Growth Fund      Seeks long-term capital appreciation,
                                        primarily by investing in publicly-
                                        traded equity securities of smaller
                                        capitalization companies.


--------------------------------------------------------------------------------
                                                                October 31, 1999


U.S. Equities

 TCW Galileo Fund                       Investment Objective
 ----------------                       --------------------
 Non-Diversified U.S. Equity Funds

 TCW Galileo Value Opportunities Fund   Seeks capital appreciation by invest-
                                        ing at least 65% of its total assets,
                                        under normal circumstances, in pub-
                                        licly traded equity securities issued
                                        by small and medium companies with
                                        market capitalization at the time of
                                        purchase between $500 million and $5
                                        billion.

U.S. Fixed Income


 TCW Galileo Fund                       Investment Objective
 ----------------                       --------------------
 Diversified Money Market Fund

 TCW Galileo Money Market Fund          Seeks current income, preservation of
                                        capital and liquidity by investing in
                                        short-term money market securities.

 Diversified Fixed Income Funds

 TCW Galileo Core Fixed Income Fund     Seeks capital appreciation and income
                                        through investment principally in core
                                        fixed income securities emphasizing
                                        high quality and liquid investments.

 TCW Galileo High Yield Bond Fund       Seeks high current income through in-
                                        vestment principally in high yield
                                        fixed income securities.

 TCW Galileo Mortgage-Backed Securities Seeks income by investing primarily in
  Fund                                  short-term mortgage-backed securities.

 TCW Galileo Total Return Mortgage-     Seeks income by investing primarily in
  Backed Securities Fund (formerly TCW  long-term mortgage-backed securities.
  Galileo Long Term Mortgage-Backed
  Securities Fund)

International

 TCW Galileo Fund                       Investment Objective
 ----------------                       --------------------
 Non-Diversified International Equity
  Funds

 TCW Galileo Asia Pacific Equities Fund Seeks long-term capital appreciation, primarily by investing in equity secu-
                                        rities of companies in the Asia Pa-
                                        cific region.

 TCW Galileo Emerging Markets Equities  Seeks long-term capital appreciation
  Fund                                  by investing in equity securities of
                                        companies in emerging market countries
                                        around the world.

 TCW Galileo European Equities Fund     Seeks long-term capital appreciation
                                        by investing primarily in the securi-
                                        ties of issuers located in Europe.

  TCW Galileo Funds, Inc.

--------------------------------------------------------------------------------
  U.S. Equities

Notes to Financial Statements (Continued)


International

 TCW Galileo Fund                       Investment Objective
 ----------------                       --------------------
 Non-Diversified International Equity
  Funds

 TCW Galileo International Equities     Seeks long-term capital appreciation
  Fund                                  by investing in a mix of underlying
                                        TCW Galileo Funds.

 TCW Galileo Japanese Equities Fund     Seeks long-term capital appreciation
                                        by investing primarily in Japanese eq-
                                        uity securities.

 TCW Galileo Latin America Equities     Seeks long-term capital appreciation,
  Fund                                  primarily by investing in Latin Ameri-
                                        can equity securities.

 Non-Diversified Fixed Income Fund

 TCW Galileo Emerging Markets Income    Seeks high total return from capital
  Fund                                  appreciation and current income by in-
                                        vesting at least 65% of its total as-
                                        sets in debt securities issued or
                                        guaranteed by companies, financial in-
                                        stitutions, and government entities in
                                        emerging market countries.

As of March 1, 1999, nine funds (TCW Galileo Select Equities Fund, TCW Galileo Large Cap Value Fund, TCW Galileo Large Cap Growth Fund, TCW Galileo Aggressive Growth Equities Fund, TCW Galileo Small Cap Growth Fund, TCW Galileo European Equities Fund, TCW Galileo Core Fixed Income Fund, TCW Galileo Total Return Mortgage-Backed Securities Fund and TCW Galileo High Yield Bond Fund) commenced offering two classes of shares, Institutional Class shares and Advisory Class shares. Shares of each class of the Funds represent an equal pro rata interest in the Funds and generally give the shareholder the same voting, dividend, liquidation, and other rights. The Institutional Class shares are offered at the current net asset value. The Advisory Class shares are also offered at the current net asset value, but are subject to fees imposed under a distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act.

Note 2 -- Significant Accounting Policies

The following is a summary of significant accounting policies which are in conformity with generally accepted accounting principles and which are consistently followed by the Funds in the preparation of their financial statements. The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements

Principles of Accounting: The Funds use the accrual method of accounting for financial reporting purposes.

Security Valuations: Equity fund securities listed or traded on the New York, American or other stock exchanges are valued at the latest sale price on that exchange (if there were no

--------------------------------------------------------------------------------
                                                                October 31, 1999

sales that day, the security is valued at the latest bid price). All other securities for which over-the-counter market quotations are readily available, are valued at the latest bid price prior to the time of valuation.

Securities for which market quotations are not readily available, including circumstances under which it is determined by the Advisor that sale or bid prices are not reflective of a security's market value, are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Company's Board of Directors.

Short-term debt securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost. Other short-term debt securities are valued on a marked-to-market basis until such time as they reach a remaining maturity of 60 days, whereupon they will be valued at amortized value using their value of the 61st day prior to maturity.

Security Transactions and Related Investment Income: Security transactions are recorded as of the trade date. Dividend income is recorded on the ex-dividend date. Interest income earned on convertible securities, short-term investments and securities lending is recorded on the accrual basis. Realized and unrealized gains and losses on investments are recorded on the basis of specific identification.

Repurchase Agreements: The Funds may invest in repurchase agreements secured by U.S. Government obligations and in other securities. Securities pledged as collateral for repurchase agreements are held by the Funds' custodian bank until maturity of the repurchase agreements. Provisions of the agreements ensure that the market value of the collateral is sufficient in the event of default; however, in the event of default or bankruptcy by the other party to the agreements, realization and/or retention of the collateral may be subject to legal proceedings.

Security Lending: On December 17, 1998, the Funds' Board of Directors approved securities lending to qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with any extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral if the borrowers of the securities fail financially. The Funds receive compensation for lending their securities (see Note 3).

Options: Premiums received from call options written are recorded as a liability. The amount of the liability is subsequently adjusted to reflect the current market value of the option written. If the option expires unexercised, premiums received are realized as a gain at expiration date. If the position is closed prior to expiration, a gain or loss is realized based on premiums received, less the cost to close the option. When an option is exercised, premiums received are added to the proceeds from the sale of the underlying securities and a gain or loss is realized. Call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. There were no option contracts entered into during the year ended October 31, 1999.

Deferred Organization Costs: Organizational costs of approximately $4,000, $2,000 and $5,000 for the TCW Galileo Convertible Securities Fund, the TCW Galileo Aggressive

  TCW Galileo Funds, Inc.

--------------------------------------------------------------------------------
  U.S. Equities

Notes to Financial Statements (Continued)

Note 2 -- Significant Accounting Policies (Continued)

Growth Equities Fund and the TCW Galileo Value Opportunities Fund, respectively, have been deferred and are being amortized on a straight line basis over a five-year period from the commencement of operations. Organizational costs for all other U.S. Equities funds have been fully amortized or were de minimus and therefore, were not deferred. Those costs were expensed as incurred.

Upon formation of the Funds, the Company sold and issued to the Advisor 10,008 shares of common stock (one share each of the TCW Galileo Convertible Securities Fund, the TCW Galileo Aggressive Growth Equities Fund, the TCW Galileo Small Cap Growth Fund, and the TCW Galileo Value Opportunities Fund, and 2,000 shares each of the other two funds, collectively the "Initial Shares"). In the event the Advisor redeems any of its Initial Shares from one or more of the Funds prior to the end of the five-year period, the proceeds of the redemption payable in respect of such shares will be reduced by any unamortized organization costs in the same ratio as the number of Initial Shares being redeemed bears to the number of Initial Shares outstanding at the time of the redemption.

Allocation of Operating Activity: Investment income, common expenses and realized and unrealized gains and losses are allocated among the classes of shares of the Funds based on the relative net assets of each class. Distribution fees, which are directly attributable to a class of shares, are charged to that class' operations. All other expenses are charged to each Fund as incurred on a specific identification basis.

Net Asset Value: The Net Asset Value of each Fund's shares is determined by dividing the net assets of the Fund by the number of issued and outstanding shares on each business day as of 1:00 P.M. Pacific Standard Time.

Dividends and Distributions: The TCW Galileo Convertible Securities Fund declares and pays, or reinvests, dividends from net investment income quarterly. The other equity funds declare and pay, or reinvest, dividends from net investment income annually. Distribution of any net long-term and net short-term capital gains earned by a Fund will be distributed at least annually.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions, market discount, losses deferred to wash sales, excise tax regulations and employing equalization in determining amounts to be distributed to Fund shareholders. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital and may impact net investment income per share. Undistributed net investment income may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

--------------------------------------------------------------------------------
                                                                October 31, 1999


Note 3 -- Security Lending

The funds listed below loaned securities that were collateralized in cash which was invested in short-term investments as of October 31, 1999.

                                                                       Security
                                     Market Value of                   Lending
                                    Loaned Securities Collateral Value  Fees *
                                    ----------------- ---------------- --------
TCW Galileo Aggressive Growth Eq-
 uities Fund                           $38,748,267      $39,750,029    $169,195
TCW Galileo Convertible Securities
 Fund                                      861,781          909,000       1,555
TCW Galileo Earnings Momentum Fund       2,363,181        2,460,600      12,825
TCW Galileo Large Cap Growth Fund        2,390,664        2,463,450       4,316
TCW Galileo Large Cap Value Fund         1,272,156        1,311,300       6,231
TCW Galileo Select Equities Fund        33,589,637       34,550,517     119,683
TCW Galileo Small Cap Growth Fund       37,672,965       38,757,400      74,471
TCW Galileo Value Opportunities
 Fund                                    1,096,150        1,168,600         547

* Net of broker fees.

Securities lending fees are included in interest income in the Statements of Operations.

Note 4 -- Federal Income Taxes

It is the policy of each Fund to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income, including any net realized gains on investments, to its shareholders. Therefore, no federal income tax provision is required. At October 31, 1999, net unrealized appreciation (depreciation) on investments for federal income tax purposes was as follows (Amounts in Thousands):

                              TCW Galileo      TCW Galileo      TCW Galileo
                           Aggressive Growth   Convertible   Earnings Momentum
                             Equities Fund   Securities Fund       Fund
                           ----------------- --------------- -----------------
Unrealized Appreciation        $ 92,512          $ 6,467         $  9,159
Unrealized (Depreciation)        (2,456)          (1,437)            (620)
                               --------          -------         --------
Net Unrealized
 Appreciation                  $ 90,056          $ 5,030         $  8,539
                               ========          =======         ========
Cost of Investments for
 Federal Income Tax
 Purposes                      $120,148          $46,851         $ 15,760
                               ========          =======         ========
                              TCW Galileo      TCW Galileo      TCW Galileo
                           Large Cap Growth  Large Cap Value  Select Equities
                                 Fund             Fund             Fund
                           ----------------- --------------- -----------------
Unrealized Appreciation        $  6,945          $ 5,517         $109,547
Unrealized (Depreciation)          (194)          (2,999)          (9,288)
                               --------          -------         --------
Net Unrealized
 Appreciation                  $  6,751          $ 2,518         $100,259
                               ========          =======         ========
Cost of Investments for
 Federal Income Tax
 Purposes                      $ 18,573          $64,850         $241,896
                               ========          =======         ========

  TCW Galileo Funds, Inc.

--------------------------------------------------------------------------------
  U.S. Equities

Notes to Financial Statements (Continued)

Note 4 -- Federal Income Taxes (Continued)

                                          TCW Galileo        TCW Galileo
                                        Small Cap Growth Value Opportunities
                                              Fund              Fund
                                        ---------------- -------------------
Unrealized Appreciation                     $132,682           $ 2,944
Unrealized (Depreciation)                     (2,373)           (3,321)
                                            --------           -------
Net Unrealized Appreciation
 (Depreciation)                             $130,309           $  (377)
                                            ========           =======
Cost of Investments for Federal Income
 Tax Purposes                               $153,146           $32,632
                                            ========           =======

At October 31, 1999, the TCW Galileo Large Cap Value Fund had net realized loss carryforwards for federal income tax purposes of $11 and $1,081 (Amounts in Thousands) expiring in 2006 and 2007, respectively.

Note 5 -- Fund Expenses

The Funds pay to the Advisor, as compensation for services rendered, facilities furnished and expenses borne by it, the following annual management fees as a percentage of daily net asset value:

   TCW Galileo Aggressive Growth Equities Fund  1.00%
   TCW Galileo Convertible Securities Fund      0.75%
   TCW Galileo Earnings Momentum Fund           1.00%
   TCW Galileo Large Cap Growth Fund            0.55%
   TCW Galileo Large Cap Value Fund             0.55%
   TCW Galileo Select Equities Fund             0.75%
   TCW Galileo Small Cap Growth Fund            1.00%
   TCW Galileo Value Opportunities Fund         0.80%

For the period November 1, 1998 through February 28, 1999, when the Advisor was the administrator of the Funds, each equity Fund reimbursed the Advisor for the cost of providing accounting services to the Fund in an amount not exceeding $35,000 for any fiscal year.

For the period November 1, 1998 through March 15, 1999, the ordinary operating expenses of the following Funds were limited to the ratio as indicated below (as a percentage of daily net assets):

   TCW Galileo Convertible Securities Fund  1.05%
   TCW Galileo Large Cap Growth Fund        0.91%
   TCW Galileo Large Cap Value Fund         0.55%
   TCW Galileo Value Opportunities Fund     1.36%

--------------------------------------------------------------------------------
                                                                October 31, 1999


Effective March 15, 1999, the ordinary operating expenses for all Funds (each share class) are limited to the average total expense ratio as reported by Lipper Analytical Services, Inc. for each Fund's respective investment objective, which is subject to change on a monthly basis. At October 31, 1999, the average expense ratios reported by Lipper Analytical Services, Inc. as they relate to each Fund were:

   TCW Galileo Aggressive Growth Equities Fund  1.53%
   TCW Galileo Convertible Securities Fund      1.53%
   TCW Galileo Earnings Momentum Fund           1.63%
   TCW Galileo Large Cap Growth Fund            1.39%
   TCW Galileo Large Cap Value Fund             1.39%
   TCW Galileo Select Equities Fund             1.39%
   TCW Galileo Small Cap Growth Fund            1.63%
   TCW Galileo Value Opportunities Fund         1.53%

Certain officers and/or directors of the Company are officers and/or directors of the Advisor.

Note 6 -- Distribution Plan

The Company has a distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Advisory Class shares of each Fund. Under the terms of the Distribution Plan, each Fund compensates the Distributor at a rate equal to 0.25% of the average daily net assets of the Fund attributable to its Advisory Class shares for distribution and related services.

Note 7 -- Purchases and Sales of Securities

Investment transactions (excluding short-term investments) for the year ended October 31, 1999, were as follows (Amounts in Thousands):

                      TCW Galileo        TCW Galileo        TCW Galileo
                   Aggressive Growth     Convertible     Earnings Momentum
                     Equities Fund     Securities Fund         Fund
                   ----------------- ------------------- -----------------
Purchases at Cost      $ 85,096           $ 75,064           $ 32,732
                       ========           ========           ========
Sales Proceeds         $ 95,545           $ 62,816           $ 51,933
                       ========           ========           ========

                      TCW Galileo        TCW Galileo        TCW Galileo
                   Large Cap Growth    Large Cap Value        Select
                         Fund               Fund           Equities Fund
                   ----------------- ------------------- -----------------
Purchases at Cost      $ 22,409           $136,581           $139,600
                       ========           ========           ========
Sales Proceeds         $ 13,603           $ 78,910           $112,094
                       ========           ========           ========

                      TCW Galileo        TCW Galileo
                   Small Cap Growth  Value Opportunities
                         Fund               Fund
                   ----------------- -------------------
Purchases at Cost      $137,237           $ 39,229
                       ========           ========
Sales Proceeds         $123,067           $ 43,170
                       ========           ========

There were no purchases or sales of U.S. Government Securities for the year ended October 31, 1999.

  TCW Galileo Funds, Inc.

--------------------------------------------------------------------------------
  U.S. Equities

Notes to Financial Statements (Continued)


Note 8 -- Capital Share Transactions

The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transaction in each Fund's shares were as follows:

TCW Galileo Aggressive          Year Ended                 Year Ended
Growth Equities Fund         October 31, 1999           October 31, 1998
Institutional Class      -------------------------- --------------------------
                                         Amount                     Amount
                           Shares    (in thousands)   Shares    (in thousands)
                         ----------  -------------- ----------  --------------
Shares Sold               3,217,826     $ 61,670     1,103,927     $ 12,278
Shares Issued Upon
 Reinvestment of
 Dividends                  897,111       11,286            --           --
Shares Redeemed          (4,048,436)     (72,108)   (8,075,267)     (82,994)
                         ----------     --------    ----------     --------
Net Increase (Decrease)      66,501     $    848    (6,971,340)    $(70,716)
                         ==========     ========    ==========     ========

TCW Galileo Aggressive         Period Ended
Growth Equities Fund      October 31, 1999 (/1/)
Advisory Class           --------------------------
                                         Amount
                           Shares    (in thousands)
                         ----------  --------------
Shares Sold                 177,921     $  3,453
Shares Redeemed             (71,654)      (1,401)
                         ----------     --------
Net Increase                106,267     $  2,052
                         ==========     ========

(1) For the period March 1, 1999 (Commencement of offering of Advisory Class shares) through October 31, 1999.


                                Year Ended                 Year Ended
TCW Galileo Convertible      October 31, 1999           October 31, 1998
Securities Fund          -------------------------- --------------------------
                                         Amount                     Amount
                           Shares    (in thousands)   Shares    (in thousands)
                         ----------  -------------- ----------  --------------
Shares Sold               2,763,917     $ 31,234       703,651     $  7,530
Shares Issued Upon
 Reinvestment of
 Dividends                  266,413        2,893       259,441        2,773
Shares Redeemed          (1,692,831)     (19,913)   (1,596,336)     (17,755)
                         ----------     --------    ----------     --------
Net Increase (Decrease)   1,337,499     $ 14,214      (633,244)    $ (7,452)
                         ==========     ========    ==========     ========

                                Year Ended                 Year Ended
TCW Galileo Earnings         October 31, 1999           October 31, 1998
Momentum Fund            -------------------------- --------------------------
                                         Amount                     Amount
                           Shares    (in thousands)   Shares    (in thousands)
                         ----------  -------------- ----------  --------------
Shares Sold                 110,213     $  1,249       106,293     $  1,100
Shares Issued Upon
 Reinvestment of
 Dividends                  132,982        1,471       517,955        6,240
Shares Redeemed          (1,856,416)     (21,486)   (4,894,267)     (62,654)
                         ----------     --------    ----------     --------
Net (Decrease)           (1,613,221)    $(18,766)   (4,270,019)    $(55,314)
                         ==========     ========    ==========     ========

--------------------------------------------------------------------------------
                                                                October 31, 1999


TCW Galileo Large Cap                                       June 3, 1998
Growth Fund                                               (Commencement of
Institutional Class                Year Ended            Operations) through
                                October 31, 1999          October 31, 1998
                            -------------------------- ------------------------
                                            Amount                   Amount
                              Shares    (in thousands)  Shares   (in thousands)
                            ----------  -------------- --------  --------------
Shares Issued Upon
 Exchange of Limited
 Partnership Interests              --     $    --      721,349      $7,213
Shares Sold                    961,287      13,683       17,315         201
Shares Issued Upon
 Reinvestment of Dividends      36,641         439           --          --
Shares Redeemed               (298,866)     (4,580)     (40,782)       (408)
                            ----------     -------     --------      ------
Net Increase                   699,062     $ 9,542      697,882      $7,006
                            ==========     =======     ========      ======

TCW Galileo Large Cap             Period Ended
Growth Fund                  October 31, 1999 (/1/)
Advisory Class              --------------------------
                                            Amount
                              Shares    (in thousands)
                            ----------  --------------
Shares Sold                      5,290     $    81
Shares Redeemed                   (129)         (2)
                            ----------     -------
Net Increase                     5,161     $    79
                            ==========     =======

(1) For the period March 1, 1999 (Commencement of offering of Advisory Class shares) through October 31, 1999.

TCW Galileo Large Cap                                       June 3, 1998
Value Fund                                                (Commencement of
Institutional Class                Year Ended            Operations) through
                                October 31, 1999          October 31, 1998
                            -------------------------- ------------------------
                                            Amount                   Amount
                              Shares    (in thousands)  Shares   (in thousands)
                            ----------  -------------- --------  --------------
Shares Issued Upon
 Exchange of Limited
 Partnership Interests              --     $    --      815,447      $8,154
Shares Sold                  8,030,981      92,437      224,593       2,280
Shares Issued Upon
 Reinvestment of Dividends       2,910          30           --          --
Shares Redeemed             (3,169,587)    (35,477)    (298,415)     (2,838)
                            ----------     -------     --------      ------
Net Increase                 4,864,304     $56,990      741,625      $7,596
                            ==========     =======     ========      ======
TCW Galileo Large Cap             Period Ended
Value Fund Advisory Class    October 31, 1999 (/1/)
                            --------------------------
                                            Amount
                              Shares    (in thousands)
                            ----------  --------------
Shares Sold                     13,353     $   167
Shares Redeemed                 (8,381)       (102)
                            ----------     -------
Net Increase                     4,972     $    65
                            ==========     =======

(1) For the period March 1, 1999 (Commencement of offering of Advisory Class shares) through October 31, 1999.

  TCW Galileo Funds, Inc.

--------------------------------------------------------------------------------
  U.S. Equities

Notes to Financial Statements (Continued)

Note 8 -- Capital Share Transactions (Continued)

TCW Galileo Select
Equities Fund              Year Ended                 Year Ended
Institutional           October 31, 1999           October 31, 1998
Class               -------------------------- --------------------------
                                    Amount                     Amount
                      Shares    (in thousands)   Shares    (in thousands)
                    ----------  -------------- ----------  --------------
Shares Sold          6,400,424     $120,104     5,447,733     $ 85,536
Shares Issued Upon
 Reinvestment of
 Dividends           1,613,101       24,632     2,586,870       35,957
Shares Redeemed     (5,012,731)     (91,457)   (5,179,280)     (86,652)
                    ----------     --------    ----------     --------
Net Increase         3,000,794     $ 53,279     2,855,323     $ 34,841
                    ==========     ========    ==========     ========
TCW Galileo Select        Period Ended
Equities Fund        October 31, 1999 (/1/)
Advisory Class      --------------------------
                                    Amount
                      Shares    (in thousands)
                    ----------  --------------
Shares Sold          1,018,247     $ 19,178
Shares Redeemed        (93,473)      (1,788)
                    ----------     --------
Net Increase           924,774     $ 17,390
                    ==========     ========

(1) For the period March 1, 1999 (Commencement of offering of Advisory Class shares) through October 31, 1999.

TCW Galileo Small Cap           Year Ended                 Year Ended
Growth Fund                  October 31, 1999           October 31, 1998
Institutional Class      -------------------------- --------------------------
                                         Amount                     Amount
                           Shares    (in thousands)   Shares    (in thousands)
                         ----------  -------------- ----------  --------------
Shares Sold               2,977,400     $ 68,370     2,331,443     $ 43,092
Shares Issued Upon
 Reinvestment of
 Dividents                  100,650        1,878       522,318        8,940
Shares Redeemed          (2,307,584)     (53,231)   (3,533,964)     (64,632)
                         ----------     --------    ----------     --------
Net Increase (Decrease)     770,466     $ 17,017      (680,203)    $(12,600)
                         ==========     ========    ==========     ========
TCW Galileo Small Cap          Period Ended
Growth Fund               October 31, 1999 (/1/)
Advisory Class           --------------------------
                                         Amount
                           Shares    (in thousands)
                         ----------  --------------
Shares Sold                  21,894     $    543
Shares Redeemed                 (74)          (2)
                         ----------     --------
Net Increase                 21,820     $    541
                         ==========     ========

(1) For the period March 1, 1999 (Commencement of offering of Advisory Class shares) through October 31, 1999.

                                                         November 3, 1997
                                                         (Commencement of
                                  Year Ended            Operations) through
TCW Galileo Value              October 31, 1999          October 31, 1998
Opportunities Fund          ------------------------ --------------------------
                                          Amount                     Amount
                             Shares   (in thousands)   Shares    (in thousands)
                            --------  -------------- ----------  --------------
Shares Issued Upon
 Exchange of Limited
 Partnership Interests            --     $    --      2,356,794     $23,568
Shares Sold                  334,352       3,783      2,590,325      26,409
Shares Issued Upon
 Reinvestment of Dividends        --          --          3,727          37
Shares Redeemed             (742,180)     (7,602)    (1,851,395)    (17,965)
                            --------     -------     ----------     -------
Net Increase (Decrease)     (407,828)    $(3,819)     3,099,451     $32,049
                            ========     =======     ==========     =======

--------------------------------------------------------------------------------
                                                                October 31, 1999


Note 9 -- Restricted Securities

The following restricted securities held by the Funds as of October 31, 1999, were valued both at the date of acquisition and October 31, 1999, in accordance with the security valuation policy of the Funds described in Note 2. The re-stricted securities include securities purchased in private placement transac-tions without registration under the Securities Act of 1933, as well as Rule 144A securities. Such securities generally may be sold only in a privately ne-gotiated transaction with a limited number of purchasers or in a public offer-ing registered under the Securities Act of 1933. Each Fund will bear any costs incurred in connection with the disposition of such securities.

TCW Galileo Convertible Securities Fund:

 Principal
 Amount or
 Number of                                                 Date of
   Shares   Investment                                   Acquisition    Cost
 ---------- ------------------------------------------   ----------- ----------
 $  800,000 Affymetrix, Inc., (144A), 5%, due 10/01/06    09/22/99   $  787,329
            American Tower Corp., (144A), 2.25%, due
 $2,570,000  10/15/09                                     10/04/99    1,816,312
            Centocor, Inc., (144A), 4.75%, due
 $   60,000  02/15/05                                     02/13/98       60,000
            Citrix System, Inc., (144A), 0%, due
 $1,500,000  03/22/19                                     03/16/99      540,579
            Conexant Systems, Inc., (144A), 4.25%, due
 $  335,000  05/01/06                                     05/07/99      481,670
            Costco Companies, Inc., (144A), 0%, due
 $  200,000  08/19/17                                     08/14/97      107,833
            Elan Corp. PLC, (Ireland), (144A), 0%, due
 $2,505,000  12/14/18                                     12/08/98    1,461,217
 $  465,000 Exchangeable Certificates Corp., (144A),
             0.25%, due 07/17/06                          07/16/99      466,422
 $  885,000 Interpublic Group of Companies, Inc.,
             (144A), 1.87%, due 06/01/06                  06/01/99      762,608
            LSI Logic Corp., (144A), 4.25%, due
 $  245,000  03/15/04                                     03/19/99      261,000
            Network Associates, Inc., (144A), 0%, due
 $  315,000  02/13/18                                     02/13/98      133,499
            Safeguard Scientifics, Inc., (144A), 5%,
 $  510,000  due 06/15/06                                 06/09/99      520,300
            Sanmina Corp., Inc., (144A), 4.25%, due
 $  695,000  05/01/04                                     07/15/99      712,113
 $1,200,000 Sepracor, Inc., (144A), 7%, due 12/15/05      12/15/98    1,288,010
            Siebel Systems Inc., (144A), 5.5%, due
 $  685,000  09/15/06                                     09/21/99      705,375
 $1,950,000 Solectron Corp., (144A), 0%, due 01/27/19     01/27/99      936,248
            Verio, Inc., (144A), $6.25 Convertible
     12,500  Preferred                                    07/15/99      565,625

The total value of restricted securities is $12,785,725, which represents 25.7% of net assets of the Fund at October 31, 1999.

  TCW Galileo Aggressive Growth Equities Fund

--------------------------------------------------------------------------------
  Institutional Class

Financial Highlights


                                                         June 3, 1996
                                                         (Commencement
                                                              of
                                                          Operations)
                          Year Ended October 31,            through
                         -----------------------------    October 31,
                           1999      1998       1997         1996
                         --------   -------   --------   -------------
Net Asset Value per
 Share,
 Beginning of Period     $  11.35   $  9.40   $   9.19      $ 10.00
                         --------   -------   --------      -------
Income (Loss) from
 Investment Operations:
 Net Investment (Loss)      (0.14)    (0.11)     (0.08)       (0.03)
 Net Realized and
  Unrealized Gain (Loss)
  on Investments            12.68      2.06       0.29        (0.78)
                         --------   -------   --------      -------
  Total from Investment
   Operations               12.54      1.95       0.21        (0.81)
                         --------   -------   --------      -------
Less Distributions:
 Distributions from Net
  Realized Gains            (1.60)       --         --           --
                         --------   -------   --------      -------
Net Asset Value per
 Share, End of Period    $  22.29   $ 11.35   $   9.40      $  9.19
                         ========   =======   ========      =======
Total Return               121.34%    20.74%      2.28%       (8.10)% (/1/)
Ratios/Supplemental
 Data:

Net Assets, End of
 Period (in thousands)   $168,193   $84,904   $135,850      $92,430

Ratio of Expenses to
 Average Net Assets          1.14%     1.17%      1.12%        1.20% (/2/)(/3/)

Ratio of Net Investment
 (Loss) to Average Net
 Assets                     (0.79)%   (1.03)%    (0.86)%      (0.80)% (/2/)

Portfolio Turnover Rate     64.12%    55.36%     50.45%       19.19% (/1/)

(1) For the period June 3, 1996 (Commencement of Operations) through October 31, 1996 and not indicative of a full year's operating results.
(2) Annualized.

(3) The Investment Advisor had voluntarily agreed to reduce its fee, or to pay the operating expenses of the Fund, to the extent necessary to limit the annual ordinary operating expenses of the Fund to 1.20% of net assets through December 31, 1996. Had such action not been taken, total annualized operating expenses, as a percentage of average net assets, would have been 1.27% for the period June 3, 1996 (Commencement of Operations) through Oc-tober 31, 1996.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
  Advisory Class

Financial Highlights


                                                        March 1, 1999
                                                           through
                                                       October 31, 1999
                                                       ----------------

Net Asset Value per Share, Beginning of Period              $16.07
                                                            ------

Income (Loss) from Investment Operations:

 Net Investment (Loss)                                       (0.12)

 Net Realized and Unrealized Gain on Investments              6.32
                                                            ------

  Total from Investment Operations                            6.20
                                                            ------

Net Asset Value per Share, End of Period                    $22.27
                                                            ======

Total Return                                                 38.58% (/1/)

Ratios/Supplemental Data:

Net Assets, End of Period (in thousands)                    $2,367

Ratio of Net Expenses to Average Net Assets                   1.47% (/2/)(/3/)

Ratios of Net Investment (Loss) to Average Net Assets        (0.92)% (/2/)

Portfolio Turnover Rate                                      64.12%

(1) For the period March 1, 1999 (Commencement of offering of Advisory Class shares) through October 31, 1999 and not indicative of a full year's operating results.

(2) Annualized.

(3) The Investment Advisor has voluntarily agreed to reduce its fee, or to pay the operating expenses of the Fund, to the extent necessary to limit the annual operating expenses of the Fund as disclosed in Note 5 in the Notes to the Financial Statements. Had such action not been taken, total annualized operating expenses, as a percentage of average net assets, would have been 6.83% for the period from March 1, 1999 (Commencement of offering of Advisory Class shares) to October 31, 1999.

                                                                            61
See accompanying notes to financial statements.

  TCW Galileo Convertible Securities Fund

--------------------------------------------------------------------------------
Financial Highlights


                                                         January 2,
                                                            1997
                                                        (Commencement
                                                             of
                                  Year Ended             Operations)
                                  October 31,              through
                                ----------------         October 31,
                                 1999     1998              1997
                                -------  -------        -------------
Net Asset Value per Share,
 Beginning of Period            $ 10.53  $ 11.41           $ 10.00
                                -------  -------           -------
Income (Loss) from Investment
 Operations:

 Net Investment Income             0.41     0.37              0.31

 Net Realized and Unrealized
  Gain (Loss)
  on Investments                   2.56    (0.08)             1.43
                                -------  -------           -------
  Total from Investment
   Operations                      2.97     0.29              1.74
                                -------  -------           -------

Less Distributions:

 Distributions from Net
  Investment Income               (0.34)   (0.37)            (0.33)

 Distributions in Excess of Net
  Investment Income                  --    (0.05)               --
 Distributions from Net
  Realized Gains                  (0.50)   (0.75)               --
                                -------  -------           -------
  Total Distributions             (0.84)   (1.17)            (0.33)
                                -------  -------           -------
Net Asset Value per Share, End
 of Period                      $ 12.66  $ 10.53           $ 11.41
                                =======  =======           =======
Total Return                      29.68%    2.69%            17.66% (/1/)


Ratios/Supplemental Data:

Net Assets, End of Period (in
 thousands)                     $49,830  $27,388           $36,890

Ratio of Expenses to Average
 Net Assets                        1.03%    1.05% (/3/)       0.95% (/2/)(/3/)

Ratio of Net Investment Income
 to Average Net Assets             3.53%    3.34%             3.54% (/2/)

Portfolio Turnover Rate          150.91%  139.65%           141.43% (/1/)

(1) For the period January 2, 1997 (Commencement of Operations) through October 31, 1997 and not indicative of a full year's operating results.
(2) Annualized.
(3) The Investment Advisor had voluntarily agreed to reduce its fee, or to pay the operating expenses of the Fund, to the extent necessary to limit the annual ordinary operating expenses of the Fund to 0.95% of net assets through October 31, 1997 and 1.05% of net assets through December 31, 1998. Had such action not been taken, total annualized operating expenses, as a percentage of average net assets, would have been 1.16% for the year ended October 31, 1998 and 1.51% for the period January 2, 1997 (Commencement of Operations) through October 31, 1997.

See accompanying notes to financial statements.

  TCW Galileo Earnings Momentum Fund
                                                [LOGO OF TCW GALILEO FUNDS INC.]
--------------------------------------------------------------------------------
Financial Highlights



                                                                        November 1, 1994
                                                                        (Commencement of
                                                                          Operations)
                               Year Ended October 31,                       through
                          --------------------------------------        October 31, 1995
                                                                        ----------------
                           1999      1998       1997      1996
                          -------   -------   --------   -------
Net Asset Value per
 Share, Beginning of
 Period                   $ 10.56   $ 13.87   $  13.01   $ 11.47            $ 10.00
                          -------   -------   --------   -------            -------
Income (Loss) from
 Investment Operations:

 Net Investment (Loss)      (0.16)    (0.14)     (0.12)    (0.11)             (0.03)

 Net Realized and
  Unrealized Gain (Loss)
  on Investments             5.26     (2.20)      1.98      1.72               1.51
                          -------   -------   --------   -------            -------
  Total from Investment
   Operations                5.10     (2.34)      1.86      1.61               1.48
                          -------   -------   --------   -------            -------
Less Distributions:

 Distributions in Excess
  of Net Investment
  Income                       --        --         --        --              (0.01)
 Distributions from Net
  Realized Gains            (0.54)    (0.97)     (1.00)    (0.07)                --
                          -------   -------   --------   -------            -------
  Total Distributions       (0.54)    (0.97)     (1.00)    (0.07)             (0.01)
                          -------   -------   --------   -------            -------
Net Asset Value per
 Share, End of Period     $ 15.12   $ 10.56   $  13.87   $ 13.01            $ 11.47
                          =======   =======   ========   =======            =======
Total Return                50.23%   (17.76)%    15.53%    13.99%             14.76%

Ratios/Supplemental
 Data:

Net Assets, End of
 Period (in thousands)    $21,838   $32,299   $101,667   $77,994            $63,411

Ratio of Expenses to
 Average Net Assets          1.46%     1.27%      1.17%     1.13% (/1/)        1.14% (/1/)

Ratios of Net Investment
 (Loss) to Average Net
 Assets                     (1.30)%   (1.10)%    (0.96)%   (0.82)%            (0.28)%

Portfolio Turnover Rate    118.87%    51.25%     93.06%    99.03%             85.91%

(1) The Investment Advisor has voluntarily agreed to reduce its fee, or to pay the operating expenses of the Fund, to the extent necessary to limit the annual ordinary operating expenses of the Fund to 1.14% of net assets through December 31, 1995. Had such action not been taken, total annualized operating expenses, as a percentage of average net assets, would have been 1.14% for the year ended October 31, 1996 and November 1, 1994 (Commence-ment of Operations) through October 31, 1995.

                                                                            63
See accompanying notes to financial statements.

  TCW Galileo Large Cap Growth Fund

--------------------------------------------------------------------------------
  Institutional Class

Financial Highlights



                                                       June 3, 1998
                                                       (Commencement
                                                            of
                                                        Operations)
                                           Year Ended     through
                                           October 31,  October 31,
                                              1999         1998
                                           ----------- -------------
Net Asset Value per Share, Beginning of
 Period                                      $ 11.18      $10.00
                                             -------      ------
Income (Loss) from Investment Operations:

 Net Investment (Loss)                         (0.09)         --

 Net Realized and Unrealized Gain on
  Investments                                   6.00        1.18
                                             -------      ------
  Total from Investment Operations              5.91        1.18
                                             -------      ------
Less Distributions:

 Distributions from Net Realized Gains         (0.51)         --
                                             -------      ------
Net Asset Value per Share, End of Period     $ 16.58      $11.18
                                             =======      ======
Total Return                                   54.59%      11.80% (/1/)

Ratios/Supplemental Data:

Net Assets, End of Period (in thousands)     $23,164      $7,800

Ratio of Expenses to Average Net Assets         1.30%       0.91% (/2/)(/3/)

Ratio of Net Investment (Loss) to Average
 Net Assets                                    (0.64)%     (0.07)% (/2/)

Portfolio Turnover Rate                        78.02%      50.76% (/1/)

(1) For the period June 3, 1998 (Commencement of Operations) through October 31, 1998 and not indicative of a full year's operating results.

(2) Annualized.

(3) The Investment Advisor had voluntarily agreed to reduce its fee, or to pay the operating expenses of the Fund, to the extent necessary to limit the annual ordinary operating expenses of the Fund as disclosed in Note 5 of the Notes to the Financial Statements. Had such actions not been taken, total annualized operating expenses, as a percentage of average net assets, would have been 2.53% for the period June 3, 1998 (Commencement of Operations) through October 31, 1998.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
  Advisory Class

Financial Highlights



                                                       March 1, 1999
                                                          through
                                                      October 31, 1999
                                                      ----------------
Net Asset Value per Share, Beginning of Period            $13.70
                                                          -------

Income (Loss) from Investment Operations:

 Net Investment (Loss)                                     (0.08)

 Net Realized and Unrealized Gain on Investments            2.98

                                                          -------
  Total from Investment Operations                          2.90
                                                          -------

Net Asset Value per Share, End of Period                  $16.60
                                                          =======

Total Return                                               21.17% (/1/)

Ratios/Supplemental Data:

Net Assets, End of Period (in thousands)                  $   86

Ratio of Net Expenses to Average Net Assets                 1.46% (/2/)(/3/)

Ratio of Net Investment (Loss) to Average Net Assets       (0.74)% (/2/)

Portfolio Turnover Rate                                    78.02%

(1) For the period March 1, 1999 (Commencement of offering of Advisory Class shares) through October 31, 1999 and not indicative of a full year's operating results.

(2) Annualized.

(3) The Investment Advisor has voluntarily agreed to reduce its fee, or to pay the operating expenses of the Fund, to the extent necessary to limit the annual ordinary operating expenses of the Fund as disclosed in Note 5 of the Notes to the Financial Statements. Had such action not been taken, to-tal annualized operating expenses, as a percentage of average net assets, would have been 392.27% for the period ended October 31, 1999.

See accompanying notes to financial statements.

  TCW Galileo Large Cap Value Fund

--------------------------------------------------------------------------------
  Institutional Class

Financial Highlights



                                                       June 3, 1998
                                                       (Commencement
                                                            of
                                                        Operations)
                                           Year Ended     through
                                           October 31,  October 31,
                                              1999         1998
                                           ----------- -------------
Net Asset Value per Share, Beginning of
 Period                                      $ 10.12      $10.00
                                             -------      ------
Income from Investment Operations:

 Net Investment Income                          0.09        0.04

 Net Realized and Unrealized Gain on
  Investments                                   1.66        0.08
                                             -------      ------
  Total from Investment Operations              1.75        0.12
                                             -------      ------
Less Distributions:

 Distributions from Net Investment Income      (0.05)         --
                                             -------      ------
Net Asset Value per Share, End of Period     $ 11.82      $10.12
                                             -------      ------
Total Return                                   17.30%       1.20%(/1/)
Ratios/Supplemental Data:

Net Assets, End of Period (in thousands)     $66,234      $7,505

Ratio of Expenses to Average Net Assets         0.85%       0.55% (/2/)(/3/)

Ratio of Net Investment Income to Average
 Net Assets                                     0.79%       1.04% (/2/)

Portfolio Turnover Rate                       142.36%      83.84% (/1/)

(1) For the period June 3, 1998 (Commencement of Operations) through October 31, 1998 and not indicative of a full year's operating results.
(2) Annualized.
(3) The Investment Advisor had voluntarily agreed to reduce its fee, or to pay the operating expenses of the Fund, to the extent necessary to limit the annual ordinary operating expenses of the Fund as disclosed in Note 5 of the Notes to the Financial Statements. Had such actions not been taken, to-tal annualized operating expenses, as a percentage of average net assets, would have 2.48% for the period June 3, 1998 (Commencement of Operations) through October 31, 1998.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
  Advisory Class

Financial Highlights



                                                       March 1, 1999
                                                          through
                                                      October 31, 1999
                                                      ----------------
Net Asset Value per Share, Beginning of Period             $11.07
                                                           ------

Income from Investment Operations:

 Net Investment Income                                       0.06

 Net Realized and Unrealized Gain on Investments             0.66
                                                           ------

  Total from Investment Operations                           0.72
                                                           ------

Net Asset Value per Share, End of Period                   $11.79
                                                           ======

Total Return                                                 6.51% (/1/)

Ratios/Supplemental Data:

Net Assets, End of Period (in thousands)                   $   58

Ratio of Net Expenses to Average Net Assets                  1.46% (/2/)(/3/)

Ratio of Net Investment Income to Average Net Assets         0.71% (/2/)

Portfolio Turnover Rate                                    142.36%

(1) For the period March 1, 1999 (Commencement of offering of Advisory Class shares) through October 31, 1999 and not indicative of a full year's oper-ating results.

(2) Annualized.

(3) The Investment Advisor has voluntarily agreed to reduce its fee, or to pay the operating expenses of the Fund, to the extent necessary to limit the annual ordinary operating expenses of the Fund as disclosed in Note 5 of the Notes to the Financial Statements. Had such action not been taken, to-tal annualized operating expenses, as a percentage of average net assets, would have been 163.61% for the period ended October 31, 1999.

See accompanying notes to financial statements.

  TCW Galileo Select Equities Fund

--------------------------------------------------------------------------------
  Institutional Class

Financial Highlights



                                         Year Ended October 31,
                              --------------------------------------------------
                                1999       1998       1997      1996      1995
                              --------   --------   --------  --------  --------
Net Asset Value per Share,
 Beginning of Year            $  16.89   $  19.29   $  15.93  $  13.69  $  11.57
                              --------   --------   --------  --------  --------
Income (Loss) from
 Investment Operations:

 Net Investment Income (Loss)    (0.07)     (0.02)      0.01      0.11      0.06

 Net Realized and Unrealized
  Gain on Investments             6.32       3.38       3.57      2.18      2.11
                              --------   --------   --------  --------  --------
  Total from Investment
   Operations                     6.25       3.36       3.58      2.29      2.17
                              --------   --------   --------  --------  --------

Less Distributions:

 Distributions from Net
  Investment Income                 --         --      (0.02)    (0.05)    (0.05)

 Distributions from Net
  Realized Gains                 (2.45)     (5.76)     (0.20)       --        --
                              --------   --------   --------  --------  --------
  Total Distributions            (2.45)     (5.76)     (0.22)    (0.05)    (0.05)
                              --------   --------   --------  --------  --------
Net Asset Value per Share,
 End of Year                  $  20.69   $  16.89   $  19.29  $  15.93  $  13.69
                              ========   ========   ========  ========  ========
Total Return                     42.12%     23.83%     22.68%    16.79%    18.85%

Ratios/Supplemental Data:

Net Assets, End of Year
 (in thousands)               $288,546   $184,865   $156,113  $231,302  $197,721

Ratio of Expenses to Average
 Net Assets                       0.88%      0.86%      0.83%     0.82%     0.85%

Ratio of Net Investment
 Income (Loss)
 to Average Net Assets           (0.39)%    (0.14)%     0.08%     0.18%     0.48%

Portfolio Turnover Rate          48.29%    103.51%     39.22%    39.58%    53.77%

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
  Advisory Class

Financial Highlights


                                                       March 1, 1999
                                                          through
                                                      October 31, 1999
                                                      ----------------

Net Asset Value per Share, Beginning of Period            $ 17.62
                                                          -------

Income (Loss) from Investment Operations:

 Net Investment (Loss)                                      (0.07)

 Net Realized and Unrealized Gain on Investments             3.12
                                                          -------

  Total from Investment Operations                           3.05
                                                          -------

Net Asset Value per Share, End of Period                  $ 20.67
                                                          =======

Total Return                                                17.31% (/1/)

Ratios/Supplemental Data:

Net Assets, End of Period (in thousands)                  $19,111

Ratio of Net Expenses to Average Net Assets                  1.46% (/2/)(/3/)

Ratio of Net Investment (Loss) to Average Net Assets        (0.53)% (/2/)

Portfolio Turnover Rate                                     48.29%

(1) For the period March 1, 1999 (Commencement of offering of Advisory Class shares) through October 31, 1999 and not indicative of a full year's oper-ating results.

(2) Annualized.

(3) The Investment Advisor has voluntarily agreed to reduce its fee, or to pay the operating expenses of the Fund, to the extent necessary to limit the ordinary operating expenses of the Fund as disclosed in Note 5 of the Notes to the Financial Statements. Had such action not been taken, total annualized operating expenses, as a percentage of average net assets, would have been 2.66% for the period from March 1, 1999 (Commencement of offering of Advisory class shares) to October 31, 1999.

                                                                            69
See accompanying notes to financial statements.

  TCW Galileo Small Cap Growth Fund

--------------------------------------------------------------------------------
  Institutional Class

Financial Highlights



                                   Year Ended October 31,
                         ---------------------------------------------------
                           1999       1998       1997       1996      1995
                         --------   --------   --------   --------   -------
Net Asset Value per
 Share,
 Beginning of Year       $  16.48   $  18.74   $  17.17   $  13.53   $  9.39
                         --------   --------   --------   --------   -------
Income (Loss) from
 Investment Operations:

 Net Investment (Loss)      (0.22)     (0.18)     (0.15)     (0.13)    (0.07)

 Net Realized and
  Unrealized Gain (Loss)
  on Investments            14.82      (0.90)      1.91       4.08      4.72
                         --------   --------   --------   --------   -------
  Total from Investment
   Operations               14.60      (1.08)      1.76       3.95      4.65
                         --------   --------   --------   --------   -------

Less Distributions:

 Distributions from Net
  Investment Income            --         --         --      (0.01)       --
 Distributions from Net
  Realized Gains            (0.27)     (1.18)     (0.19)     (0.30)    (0.51)
                         --------   --------   --------   --------   -------
  Total Distributions       (0.27)     (1.18)     (0.19)     (0.31)    (0.51)
                         --------   --------   --------   --------   -------
Net
 Asset Value per Share,
 End of Year             $  30.81   $  16.48   $  18.74   $  17.17   $ 13.53
                         ========   ========   ========   ========   =======
  Total Return              89.63%     (5.98)%    10.38%     29.73%    49.89%


Ratios/Supplemental
 Data:

Net Assets, End of Year
 (in thousands)          $240,792   $116,050   $144,756   $132,444   $66,056

Ratio of Expenses to
 Average Net Assets          1.14%      1.13%      1.14%      1.14%     1.21% (/1/)

Ratio of Net Investment
 (Loss) to
 Average Net Assets         (0.94)%    (0.95)%    (0.89)%    (0.76)%   (0.61)%

Portfolio Turnover Rate     74.52%     63.67%     60.52%     45.43%    89.73%

(1) The Investment Advisor had voluntarily agreed to reduce its fee, or to pay the operating expenses of the Fund, to the extent necessary to limit the annual ordinary operating expenses of the Fund to 1.09% of net assets through December 31, 1994. Had such action not been taken, total annualized operating expenses, as a percentage of average net assets, would have been 1.24% for the year ended October 31, 1995.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
  Advisory Class

Financial Highlights


                                                       March 1, 1999
                                                          through
                                                        October 31,
                                                           1999
                                                       -------------

Net Asset Value per Share, Beginning of Period            $20.62
                                                          ------

Income (Loss) from Investment Operations:

 Net Investment (Loss)                                     (0.20)

 Net Realized and Unrealized Gain on Investments           10.32
                                                          ------

  Total from Investment Operations                         10.12
                                                          ------

Net Asset Value per Share, End of Period                  $30.74
                                                          ======

Total Return                                               49.08% (/1/)

Ratios/Supplemental Data:

Net Assets, End of Period (in thousands)                  $  671

Ratio of Net Expenses to Average Net Assets                 1.53% (/2/)(/3/)

Ratios of Net Investment (Loss) to Average Net Assets      (1.15)% (/2/)

Portfolio Turnover Rate                                    74.52%

(1) For the period March 1, 1999 (Commencement of offering of Advisory Class shares) through October 31, 1999 and not indicative of a full year's operating results.

(2) Annualized.

(3) The Investment Advisor has voluntarily agreed to reduce its fee, or to pay the operating expenses of the Fund, to the extent necessary to limit the annual ordinary operating expenses of the Fund as disclosed in Note 5 of the Notes to the Financial Statements. Had such action not been taken, to-tal annualized operating expenses, as a percentage of net assets, would have been 35.14% for the period ended October 31, 1999.

                                                                            71
See accompanying notes to financial statements.

  TCW Galileo Value Opportunities Fund
--------------------------------------------------------------------------------
Financial Highlights



                                                             November 3,
                                                                1997
                                                            (Commencement
                                                                 of
                                                             Operations)
                                                Year Ended     through
                                                October 31,  October 31,
                                                   1999         1998
                                                ----------- -------------
Net Asset Value per Share, Beginning of Period    $  9.24      $ 10.00
                                                  -------      -------
Income (Loss) from Investment Operations:
 Net Investment Income (Loss)                       (0.01)          --
 Net Realized and Unrealized Gain (Loss) on
  Investments                                        2.00        (0.75)
                                                  -------      -------
  Total from Investment Operations                   1.99        (0.75)
                                                  -------      -------
Less Distributions:
 Distributions in Excess of Net Investment
  Income                                               --        (0.01)
                                                  -------      -------
Net Asset Value per Share, End of Period          $ 11.23      $  9.24
                                                  =======      =======
Total Return                                        21.54%       (7.49)% (/1/)
Ratios/Supplemental Data:

Net Assets, End of Period (in thousands)          $30,238      $28,634

Ratio of Expenses to Average Net Assets              1.18%        1.16% (/2/)

Ratio of Net Investment Income (Loss) to
 Average Net Assets                                 (0.10)%       0.05% (/2/)

Portfolio Turnover Rate                            140.07%       97.30% (/1/)

(1) For the period November 3, 1997 (Commencement of Operations) through Octo-ber 31, 1998 and not indicative of a full year's operating results.

(2) Annualized.

See accompanying notes to financial statements.

  TCW Galileo Funds, Inc.

--------------------------------------------------------------------------------
  U.S. Equities

Independent Auditors' Report

To the Board of Directors and Shareholders of TCW Galileo Funds, Inc.:

We have audited the accompanying statements of assets and liabilities, includ-ing the schedules of investments, of TCW Galileo Aggressive Growth Equities Fund, TCW Galileo Convertible Securities Fund, TCW Galileo Earnings Momentum Fund, TCW Galileo Large Cap Growth Fund, TCW Galileo Large Cap Value Fund, TCW Galileo Select Equities Fund, TCW Galileo Small Cap Growth Fund, and TCW Gali-leo Value Opportunities Fund (the "Galileo U.S. Equities Funds") (eight of twenty funds comprising TCW Galileo Funds, Inc.) as of October 31, 1999 and the related statements of operations for the periods then ended, the statements of changes in net assets for each of the periods ended October 31, 1999 and 1998, and the financial highlights for each of the respective periods in the periods ended October 31, 1999. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing stan-dards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial high-lights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of Oc-tober 31, 1999 by correspondence with the custodians and brokers. Where replies were not received from brokers, we performed other auditing procedures. An au-dit also includes assessing the accounting principles used and significant es-timates made by management, as well as evaluating the overall financial state-ment presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Galileo U.S. Equities Funds as of October 31, 1999 and the results of their operations, the changes in their net assets and the financial highlights for the respective stated periods in conformity with generally ac-cepted accounting principles.

/s/ Deloitte & Touche LLP

December 21, 1999
Los Angeles, California

  TCW Galileo Funds, Inc.

--------------------------------------------------------------------------------
  U.S. Equities

Tax Information Notice (Unaudited)

On account of the year ended October 31, 1999, the following funds paid capital gain distributions within the meaning of Section 852(b)(3)(c) of the Internal Revenue Code. The Funds also designate as a capital gain distribution a portion of earnings and profits paid to shareholders in redemption of their shares.

                                                Amounts per
   Fund                                            Share
   ----                                         -----------
   TCW Galileo Aggressive Growth Equities Fund     $4.03
   TCW Galileo Convertible Securities Fund          1.27
   TCW Galileo Earnings Momentum Fund               7.00
   TCW Galileo Large Cap Growth Fund                1.14
   TCW Galileo Select Equities Fund                 1.36
   TCW Galileo Small Cap Growth Fund                2.48
   TCW Galileo Value Opportunities Funds            1.30

This information is given to meet certain requirements of the Internal Revenue Code and should not be used by shareholders for preparing their income tax re-turns. For income tax preparation purposes, please refer to the calendar year end information you will receive from the Funds' transfer agent in January 2000.

74